Registration No. 333-68178 and 811-10465
As filed with the Securities and Exchange Commission on April 28, 2005

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒

Pre-Effective Amendment No.	______	☐

Post-Effective Amendment No.	4	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒

Amendment No. 5

(Check appropriate box or boxes)

GOLD BANK FUNDS

(Exact Name of Registrant as Specified in Charter)

10975 El Monte, Suite 225, Overland Park, KS 66211

(Address of Principal Executive Offices)         (Zip Code)

(913) 396-0300

(Registrant’s Telephone Number, including Area Code)

Steven R. Oliver, 10975 El Monte, Suite 225, Overland Park, KS 66211

(Name and Address of Agent for Service of Process)

With Copies to:

Larry D. Armel, Esq.
12618 Cedar Street
Shawnee Mission, KS 66209-3148

Michael P. O’Hare, Esq.
Stradley, Ronon, Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:   As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☐	on (date) pursuant to paragraph (b) of Rule 485

☒	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on (date) pursuant to paragraph (a)(1) of Rule 485

☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

April 30, 2005

Gold Bank Equity Fund
Gold Bank Money Market Fund

Shares of the Funds have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed on the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Gold Bank
— FUNDS —

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Toll-Free 1-800-481-2591

Gold Bank Equity Fund
Gold Bank Money Market Fund

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Investment Advisor, Distributor and Manager:
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Gold Capital Management, Inc.
Overland Park, Kansas

TABLE OF CONTENTS

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APRIL 30, 2005	1

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

GOLD BANK EQUITY FUND

Investment Objectives
The Fund’s primary investment objective is to achieve long-term growth of capital. Its secondary objective is to provide current income from dividends or interest. These investment objectives may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

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The Fund maintains a diversified portfolio of investments and normally invests at least 80% of its net assets plus the amount of any borrowings for investment purposes in equity securities. Shareholders will be given at least 60 days notice with respect to any change to this 80% policy. Equity securities include common stocks, which represent a share of the ownership of a company. The value of a company’s common stock is based on the success of the company’s business, any income paid to stockholders, the value of the company’s assets, general market conditions and the expectations of investors. The Fund invests primarily in domestic equity securities.
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The Fund may invest in securities of companies of any size market or market capitalization (share price multiplied by the number of common stock shares outstanding). The Fund may invest a significant portion (greater than 25%) of its assets in smaller companies (those with market capitalization less than $2 billion at time of purchase). Normally, however, the majority of the Fund’s investments are in stocks of mid-size and larger companies.

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The Fund buys equity securities of companies that the Fund’s advisor believes offer opportunities for above-average growth in revenues, earnings or dividends, or have valuable market share, a positive management track record, assets, franchises, trademarks or other attributes that suggest that a company’s business outlook is favorable. The advisor performs fundamental investment analysis that generally focuses on five quantitative selection criteria, in an effort to identify companies with a good business outlook and whose securities may be available at favorable prices:
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•	a company’s price-to-cash flow ratios,
•	solid, understandable and improving financials,
•	positive insider trading activity,
•	appropriate tax rates and
•	sales growth that is rising faster than receivables and/or inventory growth.

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As part of the advisor’s investment selection process, the advisor also considers the overall economic climate and the business cycle, as well as the outlook for various industries and sectors. The Fund does not concentrate its investments in any industry or group of related industries.

The Fund generally sells securities when the advisor believes that they no longer provide attractive opportunities for capital growth or income due to changes in the company’s fundamental financial characteristics, changes in the outlook for the relevant marketplace, industry or sector, or deterioration in firm management or the execution of the company’s business strategy. Although the Fund may also sell a security to take profits, or when its price rises to a level where the advisor believes that there may be greater opportunities for capital growth elsewhere, the Fund generally favors a “buy and hold” approach and does not engage in frequent trading, subject to changes in market conditions.
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The Fund seeks to achieve its secondary objective of income by investing in stocks that pay dividends. The Fund is also authorized to invest up to 20% of its net assets in non-equity securities, including securities that are convertible into equity securities, or in fixed-income securities that may provide income, such as high grade corporate bonds, government securities, or money market funds and money market instruments. To the extent that the Fund may invest in U.S. government securities, it is important to understand that securities issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies have different levels of credit support. Some U.S. government agency obligations are supported by the full faith and credit of the United States, while other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits.

The shares offered by this Prospectus are not deposits or obligations of, nor guaranteed by, Gold Banc Corporation, Inc. or any other banking institution. They are not federally insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. These shares involve investment risks, including the possible loss of the principal invested.

2	GOLD BANK FUNDS PROSPECTUS

The Fund generally holds some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

Principal Risks
Market Risks. The principal risk of investing in the Fund is that equity securities, including common stocks, are subject to market, economic and business risks that will cause their prices to fluctuate over time. Different types of investments tend to shift in and out of favor depending on market and economic conditions. While common stocks have historically been a leading choice of long-term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

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In addition, the Fund’s investment success depends on the skill of the investment advisor in evaluating, selecting and monitoring the Fund’s assets. If the advisor’s conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.
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Small and Mid-Sized Company Risks. Smaller and mid-sized company securities have traditionally been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and mid-sized companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of these companies to changing economic conditions.

Smaller and mid-sized companies also may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. Smaller companies, and to some extent mid-sized companies, may involve substantial risk and should be considered speculative.

Fixed Income Securities Risks. The Fund is permitted to invest up to 20% of its net assets in non-equity securities, including fixed income securities. Investing in fixed income securities involves credit risk – the risk that an issuer may be unable to make interest and/or principal payments that are payable to the Fund or that changes in an issuer’s financial strength or credit rating may affect a security’s value. Also, government agency obligations have different levels of credit support, and therefore, different levels of credit risk. Finally, changes in interest rates can affect the value of fixed income holdings or reduce the income earned by the Fund.

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Foreign Securities Risks. Although the Fund invests primarily in domestic equity securities, the Fund may invest, to a limited extent, in foreign securities. Investments in foreign securities can be more volatile than investments in U.S. securities and can increase the potential for losses in the Fund. The stability of foreign securities may be impacted by a number of economic and social circumstances, including, but not limited to, currency fluctuations, the possibility of political and social instability in a foreign country, different trading practices, less publicly available information and limited trading markets.

More detailed information about the Fund, its investment policies and risks can be found in the Fund’s Statement of Additional Information, which is available upon request from the Fund at no charge, or on the Fund’s website at www.goldbank.com.
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APRIL 30, 2005	3

GOLD BANK MONEY MARKET FUND

Investment Objective
The Fund’s investment objective is to earn the maximum amount of income that is consistent with maintaining the safety and liquidity of the Fund’s assets, and to maintain a constant net asset value of $1 per share. This investment objective may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies
The Fund pursues its objective by investing in high quality, short-term debt instruments (money market securities) in a manner that meets the federal requirements for quality, maturity and diversification applicable to money market mutual funds. Examples of these securities are as follows:

	•	U.S. Government Securities: Direct obligations of the U.S. government, such as Treasury bills, notes or bonds.

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U.S. Government Agency Securities: Obligations of U.S. government agencies and instrumentalities that are secured by the full faith and credit of the U.S. Treasury, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates; or that are secured by the right of the issuer to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks; or that are supported by the credit of the particular government agency or instrumentality, such as Freddie Mac and Fannie Mae.

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Bank Obligations: Domestic short-term obligations issued by larger U.S. commercial banks and savings and loan associations that are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and associations. Bank obligations may include fixed, floating or variable rate certificates of deposit, letters of credit, time deposits, bank notes and bankers’ acceptances.

	•	Commercial Paper: Short-term obligations of a bank, corporation, or other borrower that meet the Fund’s high credit-quality standards.

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Repurchase Agreements: Agreements to buy securities (usually government securities) and then sell the securities back after a short period of time at a higher price. The Fund normally enters into overnight repurchase agreements.

4	GOLD BANK FUNDS PROSPECTUS

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The Fund maintains a dollar weighted average portfolio maturity of 90 days or less and only buys securities with remaining maturities of 397 days or less. Also, the Fund only buys securities that the advisor determines present minimal credit risks and are rated in the top two short-term ratings by nationally recognized ratings services (or comparable unrated securities).
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Principal Risks

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Credit Risks. Changes in an issuer’s financial strength or credit rating may affect a security’s value. In addition, it is possible that an issuer of a money market security may be unable to make interest and/or principal payments that are payable to the Fund. Financial services companies such as banks are highly dependent on the supply of short-term financing. The value of securities issued by financial services companies can be sensitive to changes in government regulation, interest rates and to economic downturns.
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Interest Rate Risks. Interest rate changes are unpredictable and occur in response to general economic conditions and also as a result of actions by the Federal Reserve Board. A reduction in short-term interest rates will normally result in reduced interest income to the Fund and reduced dividends payable to shareholders. An increase in short-term interest rates will normally have the effect of increasing dividends to shareholders.

U.S. Government Agency Obligations Risks. As discussed above, government agency obligations have different levels of credit support, and therefore, different levels of credit risk. Securities issued by agencies and instrumentalities that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk.

Investments in the Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the Fund seeks to maintain its share price at $1.00 to preserve shareholder investments, the yield earned by the Fund will fluctuate and it is possible to lose money by investing in the Fund.

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More detailed information about the Fund, its investment policies, credit standards, and risks can be found in the Fund’s Statement of Additional Information, which is available upon request from the Fund at no charge, or on the Fund’s website at www.goldbank.com.
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APRIL 30, 2005	5

PERFORMANCE
The following bar charts and tables show changes in each Fund's performance from year to year and show how each Fund's average annual returns for 1-year and since inception compares with those of a broad measure of market performance. This section will be updated each year to include performance information and will show the variability of the Funds' returns and provide some indication of the risks of an investment in the Funds. Of course, past performance (before or after taxes) cannot predict or guarantee future results.

GOLD BANK EQUITY FUND

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Annual Total Return for the period ended

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Best Quarter: 2nd Quarter 2003 = 19.28%
Worst Quarter: 3rd Quarter 2002 = -15.73%
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Average Annual Total Return as of December 31, 2004

	1 YEAR	SINCE INCEPTION[1]

Gold Bank Equity Fund
Return Before Taxes	14.49%	11.31%

Return After Taxes on Distributions[2]	13.00%	10.49%

Return After Taxes on Distributions and Sale of Fund Shares [2]	10.42%	9.40%

S&P 500 Index[3]	10.88%	3.59%

Dow Jones Industrials[3]	5.31%	4.71%

Upper Multi-Cap Value Index[3]	14.39%	6.87%

GOLD BANK MONEY MARKET FUND

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Annual Total Return for the period ended

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Best Quarter: 4th Quarter 2004 = 0.35%
Worst Quarter: 2nd Quarter 2004 = 0.13%
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Average Annual Total Return as of December 31, 2004

	1 YEAR	SINCE INCEPTION[1]

Gold Bank Money Market Fund
Return Before Taxes	0.83%	0.91%

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1 The Funds began operations on January 1, 2002.
2After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.
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3Source: Standard & Poor's Micropal. The S&P500®Index is an unmanaged group of widely held common stocks covering a variety of industries. The Dow/ones Industrials Average is an unmanaged group of 30 major stocks in various industries that are widely held by individuals and institutional investors. The Upper Multi-Cap Value Index is comprised ofmutual funds investing in stocks of companies of various size, normally those that are considered undervalued relative to major stock market indices. The S&P500®Index, the Dowlones Industrials Average and the Upper Multi-Cap Value Index reflect no deduction for fees, expenses or taxes.
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An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield information is generally available for the Money Market Fund by calling the Fund toll free at 1-800-481-2591.

6	GOLD BANK FUNDS PROSPECTUS

FEES AND EXPENSES

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The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Funds.

	GOLD BANK	GOLD BANK
	EQUITY FUND	MONEY MARKET FUND

Shareholder Fees
(fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Exchange Fee	None	None

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Annual Fund Operating Expenses
(expenses deducted from Fund assets)
Management Fees	0.75%	0.50%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	0.80%	0.16%

Total Annual Fund Operating Expenses	1.80%	0.66%
Less Manager’s Fee Deferral*	0.75%	0.11%

Net Expenses	1.05%	0.55%

*The Funds’ Manager has contractually agreed to waive fees and/or reimburse expense payments in order to keep the total operating expenses of the Funds to the level described above under Net Expenses for the period ending April 30, 2006. This arrangement may be renewed on an annual basis.Please note, however, that there is no guarantee that the expense waiver/reimbursement will be renewed in the future, or that these arrangements will be renewed on the same terms. In addition, if a Fund’s assets grow to a point where waivers or reimbursement of expense payments are no longer necessary in order to meet the contractually agreed upon cap, the Fund’s advisor may seek to recoup amounts it waived or reimbursed, but only for a period of three years from the date the amount was waived or paid. The amounts recouped in one year may not, however, exceed a Fund’s expense cap percentage, as described in the table above.
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EXAMPLES

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The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Funds’ operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	GOLD BANK	GOLD BANK
	EQUITY FUND	MONEY MARKET FUND

1 Year	$107	$56
3 Years	$493	$199
5 Years	$904	$356
10 Years.	$2,055	$811

Please note that the One Year example reflects the effect of the Manager’s expense limitation agreement and only the first year in the Three Years, Five Years and Ten Years examples reflects the effect of the Manager’s expense limitation agreement. The amounts for the second through tenth years assume that no expense limitation agreement was continued. If the expense limitation agreement was continued, the Three Years, Five Years and Ten Years expense example amounts for the Equity Fund would be $334, $579 and $1,282, respectively and the Three Years, Five Years and Ten Years expense example amounts for the Money Market Fund would be $176, $307 and $689, respectively.
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APRIL 30, 2005	7

PORTFOLIO HOLDINGS DISCLOSURE

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A description of each Fund’s policies and procedures with respect to the disclosure of each Fund’s portfolio holdings is available in the Fund’s SAI, which is available upon request from the Funds at no charge by calling the toll-free number on the back cover of this Prospectus, or on the Funds’ website at www.goldbank.com.
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MANAGEMENT

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The management and affairs of the Funds are supervised by the Gold Bank Funds’ Board of Trustees under the laws of the State of Delaware. The Trustees have approved agreements under which, as described below, certain companies provide essential management, administrative and investment advisory services to the Funds.
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INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER
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Gold Capital Management, Inc., (“Gold Capital”), 10975 El Monte, Suite 225, Overland Park, Kansas 66211, serves as the investment advisor, distributor and manager of each Fund. As investment advisor, Gold Capital provides each Fund with professional investment supervision and management. As manager, Gold Capital provides or pays the cost of all management, supervisory, fund accounting, transfer agency and administrative services required in the normal operation of the Funds. Gold Capital serves in its capacity as investment advisor and manager under a management agreement entered into with Gold Bank Funds on behalf of each Fund. The management agreement provides for each Fund to pay Gold Capital a monthly fee equal on an annual basis to a percentage of its average daily net assets as follows: 0.75% for the Gold Bank Equity Fund and 0.50% for the Gold Bank Money Market Fund.

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Gold Capital has entered into a contractual agreement through April 30, 2006 to waive fees and/or bear Fund expenses in order to limit the Fund’s total operating expenses to the amounts shown in the fee tables on page 7. Thereafter, Gold Capital may determine to continue to control Fund operating expenses under a contractual or voluntary arrangement, or it may end the arrangement. If a Fund’s assets grow to a point where waivers or expense payments are no longer necessary in order to meet the contractually agreed upon cap, Gold Capital may seek to recoup amounts it waived or paid, but only for a period of three years from the date the amount was waived or paid. The amounts recouped in one year may not, however, exceed a Fund’s expense cap percentage, as described in the Fees and Expenses table above.
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Gold Capital, a wholly owned subsidiary of Gold Banc Corporation, Inc., Overland Park, Kansas, was founded in 1995 and has served as the advisor of the Gold Bank Funds since their inception in January 2002. In addition to advising and managing the Gold Bank Funds, Gold Capital provides advisory services to a broad variety of individual, corporate and other institutional clients.

The management agreement provides for the Funds to pay for all other services and expenses not specifically assumed by Gold Capital. Examples of expenses paid by the Funds include registration fees, custody fees, Trustees fees and expenses, printing and distribution of shareholder reports, and the fees of outside legal and independent registered public accounting firm. For the fiscal year ending December 31, 2005, the Board of Trustees approved a new independent registered public accounting firm, Mayer Hoffman McCann P.C.

In addition, operating expenses not required in the normal operation of the Funds are also payable by the Funds. These expenses include taxes, interest, governmental charges and fees, fees payable to various states, brokerage costs, dues, and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.

On February 25, 2004, Gold Banc Corporation, Inc. announced that it had entered into a definitive merger agreement (“Merger Agreement”) with Silver Acquisition Corp. (“Silver”). The Merger Agreement has been terminated and there are currently no plans for Gold Banc Corporation, Inc. to participate in a merger or acquisition.

8	GOLD BANK FUNDS PROSPECTUS

Portfolio Managers

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The Gold Bank Equity Fund is managed by David B. Anderson, Senior Vice President of Gold Capital, and Wade B. Whitham, Vice President of Gold Capital. Mr. Anderson has over 30 years of investment management experience. Prior to joining Gold Capital in April 2000, Mr. Anderson served with the Trust Investment division of UMB Bank, n.a., Kansas City, Missouri from 1978 to 2000 and served as the officer in charge of the Trust Investment division from 1990 to 2000. Mr. Whitham’s investment career spans 24 years with over 18 years as an investment manager. Mr. Whitham served with the UMB Bank Trust Investment division from 1987 to 2001 when he joined Gold Capital.
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Mr. Anderson and Mr. Whitham monitor the economy, markets, market sectors and individual stocks. They also evaluate individual stocks for buy, sell or hold status. Mr. Whitham executes buys and sells for the Fund.

The Fund’s SAI provides additional information about the portfolio managers compensation, other accounts managed by portfolio managers and their ownership of shares of the Fund.

APRIL 30, 2005	9

FINANCIAL HIGHLIGHTS

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The financial highlights table is intended to help you understand each Fund’s financial performance since inception. Certain information reflects financial results for a single share of a Fund. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Funds’ financial statements, which have been audited by Ernst & Young LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ annual report, which is available upon request, or on the Funds’ website at www.goldbank.com.

	GOLD BANK EQUITY FUND			GOLD BANK MONEY MARKET FUND

Condensed data for a share of beneficial interest	FOR THE FISCAL YEARS ENDING DECEMBER 31,
outstanding throughout the period.	2004	2003	2002	2004	2003	2002

Net asset value, beginning of year	$11.72	$9.21	$10.00	$1.00	$1.00	$1.00
Income from investment operations:
Net investment income	0.08	0.07	0.06	0.01	0.01	0.01
Net gains (losses) on securities (both realized and unrealized)	1.61	2.63	(0.75)	—	—	—

Total from investment operations	1.69	2.70	(0.69)	0.01	0.01	0.01

Less distributions:
Dividends from net investment income	(0.06)	(0.07)	(0.06)	(0.01)	(0.01)	(0.01)
Distributions from capital gains	(0.77)	(0.12)	(0.04)	—	—	—

Total distributions	(0.83)	(0.19)	(0.10)	(0.01)	(0.01)	(0.01)

Net asset value, end of year	$12.58	$11.72	$9.21	$1.00	$1.00	$1.00

Total return	14.49%	29.38%	(6.90% )	0.83%	0.66%	1.24%

Ratios/Supplemental Data
Net assets, end of year (in thousands)	$11,179	$8,385	$3,053	$65,945	$60,038	$47,785
Ratio of expenses to average net assets	1.05%	1.05%	1.05%	0.55%	0.55%	0.55%
Ratio of expenses to average net assets before contractual management fee waiver	1.80%	3.36%	3.20%	0.66%	0.79%	0.65%
Ratio of net investment income to average net assets	0.73%	0.87%	1.02%	0.83%	0.65%	1.23%
Ratio of net investment income (loss) to average net assets before contractual management fee waiver	(0.02%)	(1.45%)	(1.13%)	0.72%	0.41%	1.13%
Portfolio turnover rate	24%	8%	3%	—	—	—
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10	GOLD BANK FUNDS PROSPECTUS

HOW TO PURCHASE SHARES
12b-1 Distribution Fees
The Gold Bank Equity Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

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How to Buy Shares (see chart on page 16 for details)
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By phone, mail or wire

Through Automatic Monthly Investments

Through exchanges with other Gold Bank Funds

Minimum Initial Investment

$2,500 for most accounts

$250 for IRA and Uniform Transfer (Gift) to Minors accounts

$100 with Automatic Monthly Investments

$2,500 for exchanges with another Gold Bank Fund

Minimum Additional Investments

$100 for purchases by phone or mail

($1,000 for wire purchases)

$100 for Automatic Monthly Investments

$1,000 for exchanges with another Gold Bank Fund

Minimum Account Size
You must maintain a minimum account size equal to the current minimum initial investment (usually $2,500). If your account falls below this amount due to redemptions (not market action) we may notify you and ask you to increase the account to the minimum. We will close the account and send your money if you do not bring the account up to the minimum within 60 days after we mail the notice to you.

HOW TO REDEEM SHARES

You may redeem from your Fund account at any time in the following amounts:

•	any amount for redemptions requested by mail or phone

•	$1,000 or more for redemptions wired to your account (there may be a fee)

•	$50 or more for redemptions by a systematic redemption plan (there may be a fee)

•	$1,000 or more for exchanges to another Gold Bank Fund

•	$100 or more for redemptions by automatic monthly exchange to another Gold Bank Fund

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Redemption requests must include the information described in the chart on pages 16 and 17 and are subject to certain additional policies described below.
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APRIL 30, 2005	11

ADDITIONAL POLICIES ABOUT TRANSACTIONS

We cannot process transaction requests that are not complete and in proper form as described in this section and in the chart on pages 16 and 17. We may cancel or change our transaction policies without notice. To avoid delays, please call us if you have any questions about these policies.

If you wish to purchase (or redeem) shares of a Gold Bank Fund through a broker, a fee may be charged by that broker. In addition, you may be subject to other policies or restrictions of the broker such as higher minimum account value, etc.

Purchases — We may reject orders when not accompanied by payment or when in the best interest of a Fund and its shareholders.

Redemptions — We try to send redemption proceeds as soon as practical. In any event, we send proceeds by the third business day after we receive a request in good order. We cannot accept requests that contain special conditions or effective dates. We may request additional documentation to ensure that a request is genuine. Under certain circumstances the Funds reserve the right to pay you proceeds in the form of readily marketable portfolio securities owned by the Fund. If you receive securities instead of cash, you will be subject to the risk that the securities may fluctuate in price until they are converted to cash, and you may incur brokerage costs when converting them into cash.

If you request a redemption within 15 days of purchase, we may delay sending your proceeds until we have collected unconditional payment, which may take up to 15 days from the date of purchase. For your protection, if your account address has been changed within the last 30 days, your redemption request must be in writing and signed by each account owner, with signature guarantees. The right to redeem shares may be temporarily suspended in emergency situations, only as permitted under federal law.

Signature Guarantees — You can get a signature guarantee from most banks or securities dealers and certain other financial institutions, but not a notary public. For your protection, we require a guaranteed signature if you request:

•	A redemption check sent to a different payee, bank or address than we have on file.

•	A redemption check mailed to an address that has been changed within the last 30 days.

•	A redemption for $50,000 or more in writing.

•	A change in account registration or redemption instructions.

Corporations, Trusts and Other Entities — Additional documentation is normally required for corporations, fiduciaries and others who hold shares in a representative or nominee capacity. We cannot process your request until we have all documents in the form required. Please call us first to avoid delays.

Exchanges to Another Fund — You must meet the minimum investment requirement of the Fund into which you are exchanging. The names and registrations on the two accounts must be identical. Your shares must have been held in an open account for 15 days or more and we must have received proper payment before we will exchange shares. You should review the prospectus of the fund being purchased. Contact your Gold Capital broker or call us for a free copy at 800-481-2591.

Telephone Services — During periods of increased market activity, you may have difficulty reaching us by telephone. If this happens, contact us by mail. We may refuse a telephone request, including a telephone redemption request. We will use reasonable procedures to confirm that telephone instructions are genuine. If such procedures are followed, the Fund will not be liable for losses due to unauthorized or fraudulent instructions. At our option, we may limit the frequency or the amount of telephone redemption requests. The Funds, or the Advisor do not assume responsibility for the authenticity of telephone redemption requests.

Shareholder Reports — To help keep the Funds’ costs low, we attempt to eliminate duplicate mailings to the same address. When two or more Fund shareholders have the same last name and address, we may send just one Fund report to that address rather than mailing separate reports to each shareholder.

12	GOLD BANK FUNDS PROSPECTUS

Market Timing and Frequent Trading – While the Funds provide shareholders with daily liquidity, the Funds are designed for long-term investors and are not intended for investors that engage in excessive short-term trading activity that may be harmful to the Funds, including but not limited to market timing. Short-term or excessive trading into and out of the Funds can disrupt portfolio management strategies, harm performance and increase Fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

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The Funds discourage excessive or disruptive trading activities, including market timing. The Funds will refuse to sell shares to market timers. You will be considered a market timer if you have (i) requested a redemption of Fund shares within two weeks of an earlier purchase request, (ii) make investments of large amounts of $1 million or more followed by a redemption request in close proximity to the purchase or (iii) otherwise seem to follow a timing pattern. Shares under common ownership or control are combined for these purposes.
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The Board of Trustees of the Trust adopted policies and procedures to prevent excessive short-term trading and market timing (the “Policy”). Under the Policy, the Funds will refuse to sell shares to market timers, and will take such other actions necessary to stop excessive or disruptive trading activities, including closing an account to new purchases believed to be held by or for a market timer. Consequently, pursuant to the Policy, the Funds will not accommodate excessive purchases and redemptions of Fund shares by Fund shareholders, as described in more detail below. In particular, the Funds have implemented fair value pricing and trade activity monitoring procedures to discourage and prevent market timing or excessive short-term trading in the Funds. For purposes of applying these procedures, the Funds may consider, among other things, an investor’s trading history in the Funds, and accounts under common ownership, influence or control. The Funds’ fair value pricing procedures are designed to help ensure that the prices at which Fund shares are purchased and redeemed are fair, and do not result in the dilution of shareholder interests or other harm to shareholders. For more information on fair value pricing by the Funds, please see the section entitled “How Share Price is Determined” below.

Pursuant to the Funds trade activity monitoring procedures, the Funds, Gold Capital and their agents monitor selected trades and flows of money in and out of the Funds in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Policy. If, as a result of this monitoring, the Funds, Gold Capital or one of their agents believe that a shareholder has engaged in excessive short-term trading, Gold Capital may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds may refuse or cancel purchase orders for any reason, without prior notice, particularly purchase orders that the Funds believe are made by or on behalf of market timers. If a Fund determines that a purchase order will need to be cancelled, the Fund will cancel the purchase order within one business day. The Chief Compliance Officer generally reviews shareholder transaction information on a daily basis, attempting to identify accounts that exhibit unusual cash flows. The Policy and restrictions described above will be applied uniformly in all cases where possible. However, with respect to omnibus accounts, it may not always be possible to apply the Policy and restrictions uniformly for the reasons described below.

For direct (networked) accounts where transaction information can readily be accessed, the Funds, Gold Capital or its agent will seek to use automated systems to monitor transaction activity. Where transactions are placed through omnibus accounts maintained by financial intermediaries, such as 401(k) plan administrators and certain fee-based financial advisors (“Intermediaries”), the ability to monitor trades from the underlying shareholders is severely limited. Intermediaries often maintain the underlying shareholder accounts and do not disclose individual shareholder transaction information. In addition, some Intermediaries may be unable, or unwilling, to abide by any Fund-imposed trading or exchange restrictions. The Funds, Gold Capital or its agents will seek to utilize web-based and other tools made available by such intermediaries to provide transparency to screen for excessive short-term trading.
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The shares of the Funds are not subject to any contingent deferred sales charge or redemption fee. However, the Funds hold stocks and other investments that generally are domestic, highly liquid securities, such that the Funds generally do not make an attractive target for predatory trading or arbitrage efforts. The Policy, in this respect, takes into account the perceived level of risk to its shareholders.

Although the Policy is designed to discourage excessive short-term trading, none of these procedures alone nor all of them taken together eliminate the possibility that excessive short-term trading activity in the Funds will occur. Moreover, each of these procedures involves judgments that are inherently subjective. Gold Capital and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with shareholder interests.

APRIL 30, 2005	13

SHAREHOLDER SERVICES
The following services are also available to shareholders. Please contact your Gold Capital broker or call 800-481-2591 for more information:

•	Traditional IRA accounts

•	Roth IRA accounts

•	Education IRA accounts

•	Simplified Employee Pensions (SEPs)

•	Uniform Transfers (Gifts) to Minors accounts

•	Accounts for corporations or partnerships

•	Prototype Retirement Plans for the self-employed, partnerships and corporations.

HOW SHARE PRICE IS DETERMINED

Shares of the Funds are purchased or redeemed at the net asset value per share next calculated after your purchase order and payment or redemption order is received by us in good order. In the case of certain institutions which have made satisfactory payment or redemption arrangements with the Funds and have received your purchase order and payment or redemption order, we may process the order at the net asset value per share next effective after receipt of the order by the institution.

The per share calculation is made by subtracting from a Fund’s total assets any liabilities and then dividing into this amount the Fund’s total outstanding shares as of the date of the calculation. The net asset value per share is computed once daily for the Funds, Monday through Friday, at 4:00 p.m. (Eastern Time) for the Equity Fund and at 1:00 p.m. (Eastern Time) for the Money Market Fund on days when the Funds are open for business. These generally are the same days that the New York Stock Exchange is open for unrestricted trading. Please see the Funds’ Statement of Additional Information for a list of days the Funds do not compute net asset value.

Securities owned by a Fund are valued using the closing price or the last sale price on the principal exchange or over-the-counter market where they are traded on the date when assets are valued except those traded on the Nasdaq NMS and Small Cap exchanges (“Nasdaq”). Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. Where the security is listed on more than one exchange or traded on more than one over-the counter market, the Funds will use the price of that exchange which it generally considers to be the principal exchange on which the stock is traded.

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Short-term instruments maturing within 60 days may be valued at amortized cost, which, in the case of the Gold Bank Equity Fund, represents the security’s fair value. The Gold Bank Money Market Fund values all assets on the basis of amortized cost. When market quotations are not readily available for a security, or, in the exercise of reasonable business judgment, Officers of the Funds determine that conditions render quoted prices of a security to be inaccurate, the Funds will value the security at its fair value, as determined in good faith, in accordance with procedures adopted by the Board of Trustees. Examples of circumstances under which the Funds will value securities at their fair market value are: (i) a security whose trading has been suspended under circumstances that would indicate that the last quoted sale price was not indicative of the value of the security; (ii) a security which is listed or traded on a national securities exchange which has not been traded on its principal exchange for a period of five business days prior to the valuation date; (iii) a debt security which has been declared in default; (iv) a security which is traded over-the-counter for which there is a significant disparity among the current market quotations obtained from broker-dealers; and (v) a security which is traded over-the-counter for which current market quotations can be obtained from only one broker-dealer, if that broker-dealer is not known to be an established market-maker in the security. When fair value pricing is used, the prices of securities used by the Funds may differ from the quoted prices for the same securities on their primary markets or exchanges. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which a Fund determines its net asset value per share. As a result, the sale or redemption by a Fund of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.
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14	GOLD BANK FUNDS PROSPECTUS

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION
Distributions — Your distributions will be reinvested automatically in additional shares of the Fund unless you have elected on your original application, or by written instructions filed with the Fund, to have them paid in cash ($10 minimum check amount). There are no fees or sales charges on reinvestments.

Gold Bank Equity Fund will pay substantially all of its net investment income annually, usually in December. It is contemplated that substantially all of any net capital gains realized during a fiscal year will be distributed with the fiscal year-end dividend. Gold Bank Money Market Fund will declare a dividend every business day, equal to substantially all of its undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. The Money Market Fund’s policies relating to maturities make it unlikely that it will have capital gains or losses.

If you buy shares of Gold Bank Equity Fund shortly before the record date of a distribution, please keep in mind that the distribution will lower the value of the Fund’s shares by the amount of the distribution and you will then receive a portion of the purchase price back in the form of a taxable distribution.

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Tax Considerations — In general, if you are a taxable investor, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

For federal income tax purposes, Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Gold Bank Equity Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates, provided certain holding period requirements are met.

If you do not provide the Fund with your proper taxpayer identification number and certain required certifications, you may be subject to backup withholding on any distributions of income, capital gains or proceeds from the sale of your shares. When withholding is required, the amount will be 28% of any distributions or proceeds paid.

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In general, when you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Gold Bank Fund is the same as a sale. However, because the Gold Bank Money Market Fund expects to maintain a $1.00 net asset value per share, investors in this Fund should not have any gain or loss on the sale of its shares.

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Fund distributions and gains from the sale of your Fund shares generally are subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding, U.S. estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in a Fund.
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APRIL 30, 2005	15

CONDUCTING BUSINESS WITH THE GOLD BANK FUNDS

BY PHONE	HOW TO OPEN AN ACCOUNT	HOW TO ADD TO AN ACCOUNT

Contact your Gold Capital broker or call 800-481-2591.

You must authorize each type of telephone transaction on your account application or the appropriate form, available from us. All account owners must sign. When you call, we may request personal identification and tape record the call.

If you already have an account with us and you have authorized telephone exchanges, you may call to open an account in another Gold Bank Fund by exchange ($2,500 minimum). The names and registrations on the accounts must be identical.

You may invest by telephone ($100 minimum). After we receive your telephone call, we will deduct from your checking account the cost of the shares.

Availability of this service is subject to approval by the Fund and participating banks.

BY MAIL

Gold Capital Management P.O. Box 7410 Overland Park, Kansas 66207

Complete and sign the application included with this Prospectus. Your initial investment must meet the minimum amount and you must specify the Fund in which you want to invest. Make your check payable to Pershing.

Make your check ($100 minimum) payable to Pershing and mail it to us. Always identify your account number or include the detachable coupon (from your confirmation statement).

BY WIRE

State Street Bank Kansas City, Missouri ABA #101003621 For Gold Bank Funds/ AC=8907534329 Please provide your fund number, account number and name on account.

Call us first to get an account number. We will require information such as your Social Security or Taxpayer Identification Number, the amount being wired ($2,500 minimum), and the name and telephone number of the wiring bank. Then tell your bank to wire the amount.

Wire share purchases ($1,000 minimum) should include the names of each account owner, your account number and the Gold Bank Fund in which you are purchasing shares. You should notify us by telephone that you have sent a wire purchase order to State Street Bank.

THROUGH AUTOMATIC TRANSACTION PLANS

You must authorize each type of automatic transaction on your account application or complete an authorization form, available from us upon request. All registered owners must sign.	Not applicable.

Automatic Monthly Investment:
You may authorize automatic monthly investments in a constant dollar amount ($100 minimum) from your checking account. We will draft your checking account on the same day each month in the amount you authorize.

16	GOLD BANK FUNDS PROSPECTUS

HOW TO SELL SHARES	HOW TO EXCHANGE SHARES

You may withdraw any amount by telephone ($1,000 minimum if wired). We will send funds only to the address or bank account on file with us. Provide the Fund’s name, your account number, the names of each account owner (exactly as registered), and the number of shares or dollar amount to be redeemed. For wires, also provide the bank name and bank account number.

You may exchange shares ($1,000 minimum or the initial minimum fund requirement) for shares in another Gold Bank Fund. The shares being exchanged must have been held in open account for 15 days or more.

In a letter, include the genuine signature of each registered owner (exactly as registered), the name of each account owner, the account number and the number of shares or the dollar amount to be redeemed. We will send funds only to the address of record.

In a letter, include the genuine signature of each registered owner, the Fund name and your account number, the number of shares or dollar amount to be exchanged ($1,000 minimum) and the Gold Bank Fund into which the amount is being transferred.

Redemption proceeds ($1,000 minimum) may be wired to your pre-identified bank account. A minimal fee may be deducted. If we receive your request before 4:00 p.m. (Eastern Standard Time) we will normally wire funds the following business day. If we receive your request later in the day, we will normally wire funds on the second business day. Contact your bank about the time of receipt and availability.

Not applicable.

Systematic Redemption Plan:	Monthly Exchanges:

You may specify a dollar amount ($50 minimum) to be withdrawn monthly or quarterly or have your shares redeemed at a rate calculated to exhaust the account at the end of a specified period. A fee of $1.50 or less may be charged for each withdrawal. You must own shares in an open account valued at $10,000 when you first authorize the systematic redemption plan. You may cancel or change your plan or redeem all your shares at any time. We will continue withdrawals until your shares are gone or until the Fund or you cancel the plan.

You may authorize monthly exchanges from your account ($100 minimum) to another Gold Bank Fund. Exchanges will be continued until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges.

APRIL 30, 2005	17

GOLD BANK FUNDS	LEGAL COUNSEL
Equity Fund	Stradley, Ronon, Stevens & Young, LLP
Money Market Fund	Philadelphia, Pennsylvania

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INVESTMENT ADVISOR, DISTRIBUTOR AND MANAGER	CUSTODIAN, SUB-ADMINISTRATOR AND TRANSFER AGENT
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Gold Capital Management, Inc.	State Street Bank and Trust Co.
Overland Park, Kansas	Kansas City, Missouri

AUDITORS
Ernst & Young, LLP
Kansas City, Missouri

Additional Information

The Statement of Additional Information (SAI) contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds’ annual and semi-annual reports to shareholders contain additional information about the Funds' investments. In each Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year.

You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as shown below. You also may call the toll-free number given below to request other information about the Funds and to make shareholder inquiries. These documents are also available on-line at the Funds’ website listed below.

You may review and copy the SAI and other information about the Funds by visiting the Securities and Exchange Commission’s Public Reference Room in Washington, DC (1.202.942.8090) or by accessing the EDGAR database on the Commission’s Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, DC 20549-0102.

SEC REGISTRATION NUMBERS
811-10465 Equity Fund
811-10465 Money Market Fund

Mutual funds managed by
Gold Capital Management, Inc.,
a subsidiary of Gold Banc Corporation, Inc.

P.O. Box 7410 • Overland Park, KS 66207
Contact your Gold Capital broker or call TOLL FREE 800.481.2591

www.goldbank.com

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04/05
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GOLD BANK FUNDS

Gold Bank Equity Fund Gold Bank Money Market Fund

STATEMENT OF ADDITIONAL INFORMATION

April 30, 2005

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This Statement of Additional Information (“SAI”) is not a Prospectus but should be read in conjunction with the Gold Bank Funds combined Prospectus dated April 30, 2005.  To obtain the Prospectus or any available Annual or Semi-Annual Report to Shareholders, free of charge, please call the Gold Bank Funds toll-free at 1-800-481-2591.  Certain information from the Annual Report dated December 31, 2004 is incorporated by reference into this statement of additional information.  The Funds are series of Gold Bank Funds, a Delaware statutory trust organized on July 23, 2001.

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TABLE OF CONTENTS

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Page
Investment Objectives, Strategies and Risks	2
Gold Bank Equity Fund	2
Gold Bank Money Market Fund	3
Investment Policies and Risks Applicable to Both Funds	4
Fundamental Investment Restrictions	5
Disclosure of Portfolio Holdings	7
Portfolio Transactions and Turnover	8
How the Funds’ Shares are Distributed	9
How Share Purchases are Handled	10
Redemption of Shares	11
Signature Guarantees	12
Additional Purchase and Redemption Policies	12
How Share Price Is Determined	13
Dividends, Distributions and Their Taxation	13
Control Persons and Principal Holders of Shares	17
General Information and History	17
Trustees and Officers	17
Investment Advisory and Other Services	21
Portfolio Managers	23
Proxy Voting Policies	24
Custodian	24
Sub-Administrator and Transfer Agent	24
Independent Registered Public Accounting Firm	25
Description of Commercial Paper Ratings	25
Financial Statements	26
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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

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Gold Bank Funds (the “Trust”) is a Delaware statutory trust that is an open-end, management investment company comprised of two separate mutual funds, Gold Bank Equity Fund and Gold Bank Money Market Fund (each a “Fund”).  The following information supplements the Prospectus, which describes each Fund’s investment objective, principal strategies and risks.  Unless otherwise indicated, the objectives, principal strategies and investment policies described below and in the Prospectus may be changed by the Board of Trustees without shareholder approval.
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Generally, the policies and restrictions discussed in this SAI and in the Prospectus apply when a Fund makes an investment.  In most cases (with the exception of the restrictions on borrowing and illiquid securities), a Fund is not required to sell a security because circumstances change and the security no longer meets one or more of the Fund’s policies or restrictions.  If a percentage restriction or limitation is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities will not be considered a violation of the restriction or limitation.

Gold Bank Equity Fund

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The Gold Bank Equity Fund (the “Equity Fund”) seeks long-term growth of capital and income.  As a non-fundamental policy, the Equity Fund pursues its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities.  Shareholders will be given at least 60 days notice with respect to any change to this 80% policy.
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Money Market Securities.  The Fund may, to a limited extent, and not to deviate from the Fund’s normal investment policies, invest a portion of its assets in cash or high-quality, short-term debt obligations readily changeable into cash such as:

•

certificates of deposit, bankers’ acceptances and other short-term obligations issued domestically by United States commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

•

commercial paper of companies rated P-2 or higher by Moody’s or A-2 or higher by S&P(R), or if not rated by either Moody’s or S&P(R), a company’s commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated AA or higher by Moody’s or AA or higher by S&P(R);

•

short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody’s or AA or higher by S&P(R); and

•

negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation.

These investments may be used for cash management purposes to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses, or they may be used while the Fund’s investment adviser looks for suitable investment opportunities.

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To the extent that the Equity Fund may invest in U.S. government securities, it is important to understand that securities issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies have different levels of credit support.  The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported
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by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates.  Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.
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There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in these types of investments for temporary, defensive purposes.  During such times, the Fund will not be able to pursue its primary investment objective and, instead, will focus on preserving its assets.

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Independent rating organizations rate debt securities based upon their assessment of the financial soundness of the issuer.  Generally, a lower rating indicates higher risk.  The Fund may buy debt securities that are rated A or higher by Moody’s Investors Service, Inc. (Moody’s) or Standard & Poor’s Ratings Group (S&P (R)), or unrated debt that is determined to be comparable quality.

Foreign Securities and Depositary Receipts.  As described in the Prospectus, the Fund invests primarily in domestic equity securities.  The Fund is, however, permitted to invest up to 10% in foreign securities and normally makes foreign investments through depositary receipts such as American Depositary Receipts (“ADRs”).  ADRs are certificates that give their holders the right to receive securities of a foreign issuer deposited in a bank or trust company.  Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter.  ADRs do not eliminate all of the risks associated with foreign investments, but by investing in ADRs rather than directly in the stock of foreign issuers, the Fund will avoid some currency risks and certain foreign securities markets trading risks, such as liquidity risks.

The risks associated with investing in foreign securities may include the following:  (i) there may be less publicly available information about foreign companies compared to the U.S.; (ii) foreign companies generally are not subject to uniform accounting or financial reporting standards and auditing practices; (iii) from time to time, trading in a foreign market may be interrupted and a Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value; (iv) commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the U.S., are likely to be higher; and (v) in many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S.  Investors should consider carefully the risks involved in securities of companies of foreign countries, which are in addition to the usual risks inherent in domestic investments.  The Fund may be affected favorably or unfavorable by these risks.
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Gold Bank Money Market Fund

The Gold Bank Money Market Fund (the “Money Market Fund”) seeks to earn the maximum amount of income that is consistent with maintaining the safety and liquidity of the Fund’s assets, and to maintain a consistent net asset value of $1 per share.  The Fund invests in high quality short-term money market instruments.

Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions.  Usually maturities are one year or less.  The yield from these types of instruments is very sensitive to short-term lending conditions.  Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall.

Because of short maturities associated with money market-type securities, fluctuation in the principal value of these securities resulting from changes in short-term interest rates normally will not be sufficient to change the Fund’s $1.00 net asset value (price) per share.  Although the Fund’s shareholders can anticipate stability in the net asset value of the Fund’s shares, it cannot be guaranteed.

Pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Trustees of the Fund determine present minimal credit risks, and which are eligible investments under the rule.  The Fund will maintain a weighted average maturity of 90 days or less.

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Investment Policies and Risks Applicable to Both Funds

Repurchase agreements.  The Funds may invest in issues of the U.S. Treasury or an U.S. government agency that are subject to repurchase agreements.  A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund’s cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund’s period of ownership.  The result is a fixed rate of return insulated from market fluctuations during such period.  Under the 1940 Act, repurchase agreements are considered loans by the Funds.

The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation and with certain securities dealers that meet the qualifications set from time to time by the Funds’ investment adviser, Gold Capital Management, Inc. (the “Adviser” or “Gold Capital”).  The term to maturity of a repurchase agreement normally will be no longer than seven days.  Repurchase agreements maturing in more than seven days and other illiquid securities will not exceed 15% of a Fund’s net assets.

Risk factors applicable to repurchase agreements.  The use of repurchase agreements involves certain risks.  For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them.  If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings.  Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities.  While the Funds’ management acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.
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Borrowing.  No Fund will borrow money for the purpose of leveraging its investments.  In addition, no Fund will purchase portfolio securities when borrowings exceed 5% of its respective total assets.

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Illiquid and restricted securities.  No Fund will invest more than a certain percentage of net assets (15% for Equity Fund and 10% for Money Market Fund) in securities that they cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment.
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Illiquid securities include repurchase agreements and time deposits with notice/termination dates of more than seven days, certain variable-amount master demand notes that cannot be called within seven days, certain insurance funding agreements, certain unlisted over-the-counter options and other securities that are traded in the U.S. but are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the “1933 Act”).  If otherwise consistent with their investment objectives and policies, the Funds may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act but can be sold to

“qualified institutional buyers” in accordance with Rule 144A under the 1933 Act (“Rule 144A Securities”).  These securities will not be considered illiquid so long as the Funds’ Adviser determines, under guidelines approved by the Board of Trustees, that an adequate trading market exists.

Risk factors applicable to illiquid and restricted securities.  Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.  The practice of investing in Rule 144A Securities could increase the level of a Fund’s illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

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Investment in other investment companies.  Each Fund may invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission (“SEC”) staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.  No Fund, however, will operate as a fund of funds, which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such fund of funds.  Under current legal and regulatory requirements under the 1940 Act, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies.

Risk factors applicable to investment in other investment companies.  As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company.  In addition, it would bear a proportionate share of any fees and expenses paid by that company.  These would be in addition to the advisory and other fees paid directly by the Fund.

Securities lending.  In order to generate additional income, a Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions.  In exchange, the Fund will receive collateral equal to at least 102% of the value of the securities loaned.  Securities lending may represent no more than one-third the value of a Fund’s total assets (including the loan collateral).  Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.  Changes in the Funds’ securities lending policies do not require shareholder approval.
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Risk factors applicable to securities lending.  The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities.  In this event, a Fund could experience delays in recovering its securities and may incur a capital loss.  In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.

Fundamental Investment Restrictions

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The Funds have each adopted the following fundamental investment restrictions that cannot be changed without the approval of a “majority of the outstanding voting securities” of a Fund.  Under the 1940 Act, a “majority of the outstanding voting securities” of a Fund means the vote of the lesser of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy.
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With respect to certain restrictions described below, legal or regulatory limitations are explained within the investment restrictions.  Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

Diversification: Each Fund is classified as a “diversified” investment company under the 1940 Act and a Fund may not change its classification from diversified to non-diversified without shareholder approval.

Explanation: Under the 1940 Act, a diversified Fund may not, with respect to 75% of its total assets (100% for the Gold Bank Money Market Fund), invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and securities issued by investment companies), or purchase more than 10% of the voting securities of any one issuer.

Concentration: The Funds will not make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of their investments in the securities of issuers primarily engaged in the same industry.

Explanation: The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry or group of related industries if 25% or more of its total assets are invested in issuers within the industry or group of related industries.  This restriction does not limit a Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.  In applying this fundamental policy concerning industry concentration, the Funds will apply the following criteria, which the Funds consider a non-fundamental policy governing categorization of companies into specific industries.  Concentration will be examined by looking at each company’s particular niche and not its general industry.  In particular, technology companies will be divided according to their products and services; for example, hardware, software, information services and outsourcing, and telecommunications will each be a separate industry.  Furthermore, financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; asset-backed securities will be classified according to the underlying assets securing such securities; and utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry.

Borrowing and Senior Securities: The Funds will not borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit.

Explanation: The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds.  A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund’s other assets.  The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

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Underwriting: The Funds will not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act.
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Real Estate: The Funds will not purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent any Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

Commodities: The Funds will not purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

Lending: The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, and loaning their assets to broker/dealers or institutional investors.

DISCLOSURE OF PORTFOLIO HOLDINGS

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The Board of Trustees of the Trust has approved policies and procedures that prohibit the selective disclosure of portfolio holdings and related information by the Funds and the Funds’ service providers, as defined below (the “Procedures”).  The Funds will, however, disclose portfolio holdings and other information to the Funds’ service providers for legitimate business purposes in order for such party to provide needed services to the Funds.  The Funds’ service providers are: Gold Capital Management, Inc., the Funds’ Adviser, Distributor and Manager; and State Street Bank & Trust Co. (“SSB”), the Funds’ custodian, transfer agent and sub-administrator (collectively, the “Service Providers”).  The Funds release their complete portfolio holdings to the Service Providers on a real-time basis so that the Service Providers can provide necessary services to the Funds.  The complete disclosure of portfolio holdings to the Funds’ Service Providers is conditioned on such parties being subject to a duty of confidentiality, including a duty not to trade on the basis of any material non-public information, pursuant to the arrangements between the Service Providers and the Trust. With respect to SSB, however, pursuant to the Transfer Agency and Service Agreement between the Trust and SSB (the “TA Agreement”), SSB has the limited authority to release portfolio holdings information to Boston Financial Data Services, Inc. (“BFDS”), an affiliate of SSB, who was contracted by SSB pursuant to the TA Agreement to act as sub-transfer agent to the Funds. SSB may only release the Funds’ portfolios holdings information to BFDS for legitimate business purposes, and in the best interests of shareholders, in order for such party to provide needed services to the Funds. Pursuant to the TA Agreement, SSB is fully responsible to the Funds for the acts or omissions of BFDS. In addition, BFDS is subject to a duty of confidentiality and a duty not to trade on the basis of any material non-public information, pursuant to the contract between SSB and BFDS for sub-transfer agency services.

In addition, the Funds’ Adviser has adopted written policies and procedures that address the protection of proprietary and non-public information and are subject to Codes of Ethics and Insider Trading Policies, which the Board has reviewed and approved.  The Funds, the Adviser, the Service Providers and any persons to whom an exemption from these Procedures is granted do not receive or pay compensation or other consideration for disclosure of portfolio holdings.

The Funds also release their complete portfolio holdings to (i) the Funds’ independent registered public accounting firm, Mayer Hoffman McCann P.C. (the “Auditors”) for audit services; and (ii) Morningstar, a survey company for portfolio analysis.  The Funds disclose their portfolio holdings to Morningstar quarterly with a 30-day lag time between the date of the portfolio holdings and the date of disclosure in order to receive portfolio analysis services.  Pursuant to the arrangements between the Funds and both the Auditors and Morningstar, the complete disclosure of portfolio holdings is conditioned on the Auditors and Morningstar being subject to a duty of confidentiality, including a duty not to trade on the basis of any material non-public information.

Each Fund publicly discloses 100% of its portfolio holdings within sixty days after each fiscal quarter-end in SEC filings as required by SEC rules.  This information is included in annual and semi-annual reports sent to shareholders and Form N-Qs filed with the SEC.

The executive officers of the Adviser are the only persons authorized to disclose the Funds’ portfolio holdings, and may only authorize the Funds’ portfolio holdings for legitimate business purposes and in the best interest of shareholders in order for such party to provide needed services to the Funds and pursuant to a duty of confidentiality, including a duty not to trade on the basis of any material non-public information. Other than public disclosure of portfolio holdings and those arrangements described above, the Funds do not make the Funds’ portfolio holdings available to anyone.  Because the Funds’ only disclosure of portfolio holdings is public disclosure or pursuant to the arrangements discussed above that are subject to duties of confidentiality and duties not to trade on the basis of any material non-public information, no person or group of persons has the opportunity to use the information to the advantage or detriment of other shareholders.  Since the Funds do not intend to disclose their portfolio holdings to anyone other than those persons listed above for legitimate business purposes and in the best interests of shareholders to provide a needed service to the Funds pursuant to the arrangements between and among the Funds, the Service Providers and the Auditors and Morningstar, the Fund does not anticipate that any conflicts of interest in disclosing portfolio holdings will arise.
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These Procedures apply equally and uniformly in all cases, for all persons who receive the Funds’ portfolio holdings. Any person that receives the Funds’ portfolio holdings must receive the portfolio holdings only for legitimate business purposes in order for such party to provide needed services to the Funds and, only if the release is in the best interest of shareholders. In addition, any release of the Funds’ portfolio holdings must be pursuant to a duty of confidentiality, including a duty not to trade on the basis of any material non-public information.

The Chief Compliance Officer or his designee will conduct a periodic reviews of compliance with the Procedures and will provide a written report at least annually to the Trust’s Board of Trustees regarding the operations of the policy and any material changes recommended as a result of such review.  The Chief Compliance Officer will supply the Board annually with a list of exceptions granted from the policy, if any, along with an explanation of the legitimate business purpose relevant to each exception. The only such exceptions that may be granted would be subject to the following conditions: (i) the release of portfolio holdings must be for legitimate business purposes and in the best interest of shareholders in order for such party to provide needed services to the Funds and (ii) the release of portfolio holdings must be pursuant to a duty of confidentiality, including a duty not to trade on the basis of any material non-public information. However, it is not currently anticipated that any exceptions will be granted.
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PORTFOLIO TRANSACTIONS AND TURNOVER

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Decisions to buy and sell securities for the Funds are made by the Funds’ Adviser.

The Funds, in purchasing and selling portfolio securities, will seek the best available combination of execution and overall price (which shall include the cost of the transaction) consistent with the circumstances that exist at the time.  The Funds do not intend to solicit competitive bids on each transaction.

The Funds believe that it is in their best interest, and that of their shareholders, to have a stable and continuous relationship with a diverse group of financially strong and technically qualified broker-dealers, who will provide quality executions at competitive rates.  Broker-dealers meeting these qualifications also will be selected for their demonstrated loyalty to the Funds, when acting on their behalf, as well as for any research or other services provided to the Funds.

The Funds’ Adviser may use these research services in servicing all of its accounts and not just for providing services to the Funds.  Conversely, a Fund may benefit from research services obtained by its Adviser from the placement of other clients’ portfolio brokerage.  The Funds normally will not pay a higher commission rate to broker-dealers providing benefits or services to them than they would pay to broker-dealers who do not provide such benefits or services.  The Funds, however, reserve the right to do so within the principles set out in Section 28(e) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) when it appears that this would be in the best interests of the Funds’ shareholders.

The Funds and the Adviser do not allocate brokerage or principal business to brokers or dealers who sell Fund shares.  No commitment is made to any broker or dealer with regard to placing of orders for the purchase or sale of Fund portfolio securities, and no specific formula is used in placing such business.  Allocation is reviewed regularly by both the Board of Trustees of the Trust and by the Funds’ Adviser.

When the Funds’ Adviser, in its fiduciary capacity, believes it to be in the best interests of the Funds’ shareholders, a Fund may join with the Adviser’s other clients in acquiring or disposing of a portfolio holding.  Securities acquired or proceeds obtained will be equitably distributed between the Fund and other clients participating in the transaction.  In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

For the fiscal years ending December 31, 2002, 2003 and 2004, the Equity Fund paid $7,496, $9,613 and $8,411, respectively, in brokerage commissions in the aggregate.  For the fiscal years ending December 31, 2003 and 2004, the Money Market Fund did not pay any brokerage commissions.

The Equity Fund does not engage in frequent trading and turnover tactics for short-term gains, however, the Adviser will effect portfolio transactions without regard to holding period if, in its judgment, such transactions are advisable in light of a change in circumstances of a particular company or within a particular industry or in general market, economic or financial conditions.  While the Fund anticipates that its annual portfolio turnover rate should not exceed 100% under normal conditions, it is impossible to predict portfolio turnover rates.  The portfolio turnover rate is calculated by dividing the lesser of the Fund’s annual sales or purchases of portfolio securities (exclusive of purchases or sales of securities
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whose maturities at the time of acquisition were one year or less) by the monthly average value of the securities in the portfolio during the year.

HOW THE FUNDS’ SHARES ARE DISTRIBUTED

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Gold Capital Management, Inc. (the “Distributor”), located at 10975 El Monte, Suite 225, Overland Park, Kansas 66211, serves as the distributor of the shares of the Funds pursuant to a Distribution Agreement with the Trust dated December 5, 2001 (the “Distribution Agreement”).  The Distributor is registered as a broker-dealer under the Exchange Act and each state’s securities laws and is a member in good standing of the NASD.  The offering of the Funds’ shares is continuous.  The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature.

The Distributor does not receive any fee or other compensation under the distribution agreement, which continues in effect automatically for successive annual periods ending each October 31, if its continuance is approved at least annually by the Board of Trustees, including a majority of those Trustees who are not parties to such agreement or interested persons of any such party.  It terminates automatically if assigned by either party, should the Board of Trustees decide to terminate it or upon 60 days written notice by either party to the other.  All affiliated persons of the Distributor who are also affiliated persons of the Funds are described in the “Trustees and Officers” section below.
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Distribution and Shareholder Servicing (12b-1) Plan.  The Board of Trustees has adopted a Distribution and Shareholder Servicing Plan on behalf of the Equity Fund (the “Plan”), in accordance with Rule 12b-1 under the 1940 Act.  The Equity Fund is authorized under the Plan to use its assets of the Equity Fund to compensate the Distributor or others for expenses incurred by such parties in the promotion and distribution of the shares of the Equity Fund and for providing services to shareholders.  The Plan authorizes the use of distribution fees to pay expenses including, but not limited to, printing prospectuses and reports used for sales purposes, preparing advertising and sales literature, and other distribution and shareholder servicing related expenses.

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The Fund’s shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies.  The Distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries (“third party distributors”) with respect to the sale of the Fund’s shares, the use of the Fund’s shares in various investment products, and/or in connection with various financial services.  In addition to distribution services, third party distributors may perform certain administrative services, like record-keeping and general administration, that are usually provided by the Fund’s transfer agent.  To enable the Fund’s shares to be made available through these third party distributors and to compensate them for their services, the Equity Fund pays a 12b-1 services or distribution fee of 0.25% per annum under the Plan.
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Payments made under the Plan may exceed the expenses actually incurred by the Distributor.  The maximum amount payable under the Plan is 0.25% of the Equity Fund’s average net assets on an annual basis.  Because these fees are paid out of the Equity Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment.  During the last fiscal year, the Equity Fund paid the following amounts under the Plan:

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Equity Fund

Advertising	$0
Printing and mailing of prospectuses
other than to current shareholders	$5,860
Compensation to Underwriters	$0
Compensation to broker-dealers	$0
Compensation to sales personnel	$15,616
Interest, carrying or other finance charges	$0
Other	$0
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The NASD’s maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based.  This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan.

The Plan requires that any person authorized to direct the disposition of monies paid or payable by the Equity Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made.  The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.

Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements.  The Plan was approved by the Trustees on December 5, 2001.

The Plan will continue in effect only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above for Trustee approval of the Plan.  The Plan may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of the Equity Fund.

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The Plan may not be amended so as to increase materially the amount of the distribution fees for the Equity Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of the Equity Fund.  In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.
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HOW SHARE PURCHASES ARE HANDLED

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The Funds cannot process transaction requests that are not complete and in good order, as described in the Prospectus.  If you use the services of any other broker to purchase or redeem shares of the Funds, that broker may charge you a fee.  Each order accepted will be fully invested in whole and fractional shares, unless the purchase of a certain number of whole shares is specified, at the net asset value per share next effective after the order is accepted by the Funds.

Each investment is confirmed by a year-to-date statement that provides the details of the immediate transaction, plus all prior transactions in your account during the current year.  This includes the dollar amount invested, the number of shares purchased or redeemed, the price per share and the aggregate shares owned.  A transcript of all activity in your account during the previous year will be furnished each
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January.  By retaining each annual summary and the last year-to-date statement, you have a complete detailed history of your account that provides necessary tax information.  A duplicate copy of a past annual statement is available at its cost, subject to a minimum annual charge of $5 per account.

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Each statement and transaction confirmation will request that you inform the Funds in writing of any questions about the information presented.  If you do not notify the Funds in writing of any questions within the specified time period, it will indicate that you have approved the information.

The shares you purchase are held by the Funds in an open account, thereby relieving you of the responsibility of providing for the safekeeping of a negotiable share certificate.  The Funds do not intend to issue new certificated shares for any accounts.  If a certificate of shares is issued, however, the certificate, with a signature guarantee, must be sent to the Funds’ transfer agent to redeem shares.
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If an order to purchase shares must be canceled due to non-payment, the purchaser will be responsible for any loss incurred by the Funds arising out of such cancellation.  To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

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The Funds reserve the right in their sole discretion to withdraw all or any part of the offering made by the Prospectus or to reject purchase orders when, in the judgment of management, such withdrawal or rejection is in the best interest of the Funds and their shareholders.  The Funds also reserve the right at any time to waive or increase the minimum requirements applicable to initial or subsequent investments with respect to any person or class of persons, which includes shareholders of the Funds’ special investment programs.

The Funds reserve the right to refuse to accept orders for Fund shares unless accompanied by payment, except when a responsible person has indemnified the Funds against losses resulting from the failure of investors to make payment.  In the event that the Funds sustain a loss as the result of failure by a purchaser to make payment, the Funds’ transfer agent will cover the loss.
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REDEMPTION OF SHARES

The Funds will transmit redemption proceeds to the proper party, as instructed, as soon as practicable after a redemption request has been received in good order and accepted, but in no event later than the third business day thereafter.  Transmissions are made by mail unless an expedited method has been authorized and specified in the redemption request.  The Funds will not be responsible for the consequences of delays including delays in the banking or Federal Reserve wire systems.  In the case of redemption requests made within 15 days of the date of purchase, the Funds may delay transmission of proceeds until such time as it is certain that unconditional payment in federal funds has been collected for the purchase of shares being redeemed or 15 days from the date of purchase, whichever occurs first.

Due to the high cost of maintaining smaller accounts, the Trustees have authorized the Funds to close shareholder accounts where their value falls below the current minimum initial investment requirement at the time of initial purchase as a result of redemptions and not as the result of market action, and remains below this level for 60 days after each such shareholder account is mailed a notice of: (1) the Fund’s intention to close the account, (2) the minimum account size requirement, and (3) the date on which the account will be closed if the minimum size requirement is not met. Since the minimum investment amount and the minimum account size are the same, any redemption from an account containing only the minimum investment amount may result in redemption of that account.

The right of redemption may be suspended, or the date of payment postponed beyond the normal three-day period by the Board of Trustees under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or (b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Funds of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Funds to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of the Funds’ shareholders.

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Gold Bank Funds has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund’s net asset value during any 90-day period for any one shareholder.  Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in-kind.  If shares are redeemed in-kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash.  The method of valuing securities used to make redemptions in-kind will be the same as the method of valuing portfolio securities described under “How Share Price is Determined” in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.
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SIGNATURE GUARANTEES

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Signature guarantees normally reduce the possibility of forgery and are required in connection with certain redemptions.  Signature guarantees are required in connection with all redemptions of $50,000 or more by mail, or changes in share registration, except as hereinafter provided.  These requirements may be waived by the Funds in certain instances where it appears reasonable to do so and will not unduly affect the interest of other shareholders.  Signature(s) must be guaranteed by an “eligible guarantor institution” as defined in Rule 17Ad-15 under the Exchange Act.  Eligible guarantor institutions include: (1) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (2) national securities exchanges, registered securities associations and clearing agencies; or (3) securities broker/dealers which are members of a national securities exchange or clearing agency or which have a minimum net capital of $100,000.  A notarized signature is not sufficient for the request to be in proper form.
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Signature guarantees will be waived for mail redemptions of $50,000 or less, but they will be required regardless of the size of the redemption if the checks are to be payable to someone other than the registered owner(s), or are to be mailed to an address different from the registered address of the shareholder(s).  Signature guarantees are also required for a change in account registration or redemption instructions.

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Signature guarantees must appear together with the signature(s) of the registered owner(s) on: (1) a separate instrument of assignment, which should specify the total number of shares to be redeemed (this “stock power” may be obtained from the Funds or from most banks or stock brokers); or (2) all stock certificates tendered for redemption.
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ADDITIONAL PURCHASE AND REDEMPTION POLICIES

The Funds reserve the right to:

•	Waive or increase the minimum investment requirements with respect to any person or class of persons, which include shareholders of the Funds’ special investment programs.

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•

Cancel or change the telephone investment service, the telephone exchange service and the automatic monthly investment plan without prior notice to you where in the best interest of the Funds and their shareholders.

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•	Cancel or change the telephone redemption service at any time without notice.

•	Begin charging a fee for the telephone investment service or the automatic monthly investment plan and to cancel or change these services upon 15 days written notice to you.

•	Begin charging a fee for the systematic redemption plan upon 30 days written notice to you.

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•

Waive signature guarantee requirements in certain instances where it appears reasonable to do so and will not unduly affect the interests of other shareholders.  The Funds may waive the signature guarantee requirement if you authorize the telephone redemption methods at the same time you submit the initial application to purchase shares.

•

Require signature guarantees if there appears to be a pattern of redemptions designed to avoid the signature guarantee requirement, or if the Funds have other reason to believe that this requirement would be in the best interests of the Funds and their shareholders.

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HOW SHARE PRICE IS DETERMINED

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The net asset value per share of each Fund’s portfolio is computed once daily, as described in the Prospectus, Monday through Friday, at the specific time during the day that the Board of Trustees sets at least annually, except on days on which changes in the value of a Fund’s portfolio securities will not materially affect the net asset value, or days during which no security is tendered for redemption and no order to purchase or sell such security is received by a Fund, days on which the New York Stock Exchange is not open for unrestricted trading or the following holidays:
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New Year’s Day	January 1
Martin Luther King, Jr.	Third Monday in January
Presidents’ Holiday	Third Monday in February
Good Friday	Friday before Easter
Memorial Day	Last Monday in May
Independence Day	July 4
Labor Day	First Monday in September
Thanksgiving Day	Fourth Thursday in November
Christmas Day	December 25

DIVIDENDS, DISTRIBUTIONS AND THEIR TAXATION

Distributions of Net Investment Income.  The Funds receive income generally in the form of dividends and interest on their investments.  This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you.  If you are a taxable investor, any distributions by a Fund from such income (other than qualified dividends paid by the Gold Bank Equity Fund as described below) will be taxable to you as ordinary income, whether you take them in cash or in additional shares.

Distributions of Capital Gain.  A Fund may derive capital gain and loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income.  Distributions paid from net long-term capital gain realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund.  Any net short-term or long-term capital gain realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year and may be distributed more frequently, if necessary in order to reduce or eliminate federal excise or income taxes on the Fund.

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Maintaining a $1 Share Price by the Gold Bank Money Fund.  Gains and losses realized by the Gold Bank Money Fund together with any unrealized appreciation or depreciation in the value of its investments may require the Fund to adjust its dividends to maintain its $1 share price. This procedure may result in under- or over-distributions by the Fund of its net investment income.

Effect of Foreign Withholding Taxes. The Funds may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund’s distributions paid to you.
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Information on the Tax Character of Distributions.  The Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes of such distributions shortly after the close of each calendar year.  If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income qualified dividends or capital gains, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.  Taxable Distributions declared by the Fund in December but paid in January are taxable to you as if they were paid in December.

Election to be taxed as a regulated investment company.  Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code and intends to so qualify during the current fiscal year.  As regulated investment companies, the Funds generally pay no federal income tax on the income and gains they distribute to you.  The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders.  In that case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of such Fund’s earnings and profits.

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Excise tax distribution requirements.  To avoid federal excise taxes, the Internal Revenue Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year.  Each Fund intends to declare and pay these amounts in December (or in January that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Sale or Redemption of Fund shares.  Redemptions (including redemptions in-kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes.  If you redeem your Fund shares, or exchange your Fund shares for shares of a different Gold Bank Fund, the IRS will require that you report any gain or loss on your redemption or exchange.  If you hold your shares as a capital asset, any gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.
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Sales at a loss within six months of purchase.  Any loss incurred on the sale or exchange of Fund shares owned for six months or less is treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

Wash sales. All or a portion of any loss that you realize on the sale of your Fund shares is disallowed to the extent that you buy other shares in the Fund within 30 days before or after your sale. Any loss disallowed under these rules is added to your tax basis in the new shares.
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U.S. government obligations.  Income earned on certain U.S. government obligations is exempt from state and local personal income taxes if earned directly by you.  States also grant tax-free status to dividends paid to you from interest earned on direct obligations of the U.S. government, subject in some states to minimum investment or reporting requirements that must be met by a Fund.  Income on Fund investments in other certain obligations, such as repurchase agreements collateralized by U.S. government obligations, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) obligations), generally does not qualify for tax-free treatment.  The rules on exclusion of this income are different for corporations.

Qualified Dividends.  For individual shareholders, qualified dividends earned by the Gold Bank Equity Fund from dividends paid by domestic corporations will be eligible for taxation at long-term capital gain rates.  Because the income of the Gold Bank Money Market Fund primarily is derived from investments earning interest rather than dividend income, generally none of its income dividends will be qualified dividends.

Both the Gold Bank Equity Fund and the investor must meet certain holding period requirements to qualify Gold Bank Equity Fund dividends for this treatment.  Specifically, the Gold Bank Equity Fund must hold the stock for at least 61 days during the 121-day period beginning 60 days before the stock becomes ex-dividend.  Similarly, investors must hold their Gold Bank Equity Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund distribution goes ex-dividend.  The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the dividend payment.  When counting the number of days you held your Gold Bank Equity Fund shares, include the day you sold your shares but not the day you acquired these shares.

While the income received in the form of a qualified dividend is taxed at the same rates as long-term capital gains, such income will not be considered as a long-term capital gain for other federal income tax purposes.  For example, you will not be allowed to offset your long-term capital losses against qualified dividend income on your federal income tax return.  Any qualified dividend income that you elect to be taxed at these reduced rates also cannot be used as investment income in determining your allowable investment interest expense.  For other limitations on the amount of or use of qualified dividend income on your income tax return, please contact your personal tax advisor.

After the close of its fiscal year, the Gold Bank Equity Fund will designate the portion of its ordinary dividend income that meets the definition of qualified dividend income taxable at reduced rates.  If 95% or more of the Gold Bank Equity Fund’s income is from qualified sources, it will be allowed to designate 100% of its ordinary income distributions as qualified dividend income.  This designation rule may have the effect of converting small amounts of ordinary income or net short-term capital gains, that otherwise would be taxable as ordinary income, into qualified dividend income eligible for taxation at reduced rates.

Dividends-received deduction for corporations.  If you are a corporate shareholder, a portion of the dividends paid by the Gold Bank Equity Fund for this fiscal year are expected to qualify for the corporate dividends-received deduction.  Qualifying dividends are generally limited to dividends of domestic corporations.  In some circumstances, you may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends.  The dividends-received deduction will be available only with respect to dividends designated by Gold Bank Equity Fund as eligible for such treatment.  All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Because the income of the Gold Bank Money Market Fund primarily is derived from investments earning interest rather than dividend income, generally none of its income dividends will be eligible for the corporate dividends-received deduction.

Investment in complex securities - A Fund may invest in complex securities, such as covered call options, that could affect whether gains and losses it recognizes are treated as ordinary income or capital gains, or could affect the amount, timing and/or tax character of income distributed to you.  A Fund may also invest in securities issued or purchased at a discount, such as zero coupon securities, that could require it to accrue and distribute income not yet received.  In order to generate sufficient cash to make these distributions, the Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold.  These rules could affect the amount, timing and/or tax character of income distributed to you.

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Non-U.S. Investors. Non-U.S. Investors may be subject to U.S. withholding and U.S. estate tax and are subject to special U.S. tax certification requirements. Foreign persons should consult their tax advisors about the applicability of U.S. tax withholding and the use of the appropriate forms to certify their status.

The United Sates imposes a flat 30% withholding tax (or lower treaty rate) on U.S. source dividends.  In general, capital gain dividends paid by a Fund from net long-term capital gains and short-term capital gain dividends paid from net short-term capital gains (other than long- and short-term gains realized on disposition of U.S. real property interests) are not subject to U.S. withholding tax.  These exemptions from withholding on capital gains do not apply if you are a non-resident alien individual present in the United States for a period or periods aggregating 183 days or more during the taxable year in which you receive the distributions, in which case such distributions are subject to a 30% (or lower treaty rate) U.S. withholding tax.

Also, interest-related dividends paid by a Fund from qualified interest income are not subject to U.S. withholding tax. “Qualified interest income” includes, in general, U.S. source (1) bank deposit interest, (2) short-term original discount and (3) interest (including original issue discount, market discount, or acquisition discount) on an obligation which is in registered form, unless it is earned on an obligation issued by a corporation or partnership in which the Fund is a 10-percent shareholder or is contingent interest, and (4) any interest-related dividend from another regulated investment company.

Ordinary dividends paid by a Fund to non-U.S. investors on the income earned on portfolio investments in (i) the stock of domestic and foreign corporations, and (ii) the debt of foreign issuers continue to be subject to U.S. withholding tax.  The exemption from withholding for short-term capital gain dividends and interest-related dividends paid by a Fund is effective for dividends paid with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008, unless such exemptions are extended or made permanent.  In addition, Fund dividends and distributions that are effectively connected with the conduct of a U.S. trade or business by a non-U.S. investor are taxable in the U.S. on a net basis.

A partial exemption from U.S estate tax may apply to stock in the Fund held by the estate of a nonresident decedent.  The amount treated as exempt is based upon the proportion of the assets held by the Fund at the end of the quarter immediately preceding the decedent’s death that are debt obligations, deposits, or other property that would generally be treated as situated outside the United States if held directly by the estate.  This provision applies to decedents dying after December 31, 2004 and before January 1, 2008, unless such exemption is extended or made permanent.

Special U.S. tax certification requirements apply to non-U.S. Shareholders both to avoid U.S. back up withholding imposed at a rate of 28% and to obtain the benefits of any treaty between the United States and the shareholder’s country of residence.  In general, a non-U.S. shareholder must provide a Form W-8 BEN (or other applicable Form W-8) to establish that you are not a U.S. person, to claim that you are the beneficial owner of the income and, if applicable, to claim a reduced rate of, or exemption from, withholding as a resident of a country with which the United States has an income tax treaty.  A Form W-8BEN provided without a U.S. taxpayer identification number will remain in effect for a period beginning on the date signed and ending on the last day of the third succeeding calendar year unless an earlier change of circumstances makes the information on the form incorrect.

You should consult your tax advisor about the federal, state, local or foreign tax consequences of an investment in the Fund.
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CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

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Certain officers and Trustees of the Trust are also officers, directors or trustees or both of Gold Capital Management, Inc. or its affiliates.  Control persons are persons deemed to control a Fund because they own beneficially 25% of the outstanding equity securities.  Note that a controlling person possesses the ability to control the outcome of matters submitted for shareholder vote of a Fund.  Principal holders are persons that own beneficially 5% or more of a Fund’s outstanding equity securities.  As of April 1, 2005, there were no principal holders of either Fund.  The control person of each Fund as of April 1, 2005 was:

Name and Address of Control Person	Percentage of Shares Owned
EQUITY FUND Gold Trust Company* 4305 Frederick Blvd. Suite 102 St. Joseph, MO 64506	48.65%

MONEY MARKET FUND Gold Trust Company* 4305 Frederick Blvd. Suite 102 St. Joseph, MO 64506	56.54%

* Gold Trust Company, a Missouri non-depository trust company, is wholly-owned by Gold Banc Corporation, Inc.

As of April 1, 2005, the Funds’ Trustees and Officers, individually, owned less than 1% of each Fund.  As a group, the Trustees and Officers owned 2.5% of the Equity Fund and 1.4% of the Money Market Fund.
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GENERAL INFORMATION AND HISTORY

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Gold Bank Funds (the “Trust”), which consists of two separate series, Gold Bank Equity Fund series and Gold Bank Money Market Fund series, was organized as a statutory trust under the Delaware Statutory Trust Act (formerly, the Delaware Business Trust Act) on July 23, 2001.  Each series represents interests in a separate portfolio of investments and is subject to separate liabilities.  Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees.  The beneficial interest of each series is divided into an unlimited number of shares, with no par value.  Each share has equal dividend, voting, liquidation and redemption rights.  There are no conversion or preemptive rights.  Shares, when issued, will be fully paid and nonassessable.  Fractional shares have proportional voting rights.  Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued.  The Trust does not intend to hold regular annual shareholder meetings.  Upon the Trust’s liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.
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If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.

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Code of Ethics.  The Trust and Gold Capital have adopted codes of ethics, as required by federal securities laws.  Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased, held or sold by any Fund, subject to certain general restrictions and procedures.  Each code of ethics contains provisions designed to substantially comply with the recommendations contained in the Investment Company Institute’s 1994 Report of the Advisory Group on Personal Investing.  The codes of ethics are on file with the SEC.
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TRUSTEES AND OFFICERS

The officers of the Trust manage the Trust’s day-to-day operations pursuant to the laws of the State of Delaware.  The Trust’s officers and its Adviser are subject to the supervision and control of the Board of Trustees.  The Trustees have approved contracts under which certain companies provide essential management services to the Funds.  The Funds pay the fees for the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust or the Adviser.

The following table lists pertinent information about the Trustees and Officers of the Trust.  The Address of each Trustee and Officer in the following table is 10975 El Monte, Suite 225, Overland Park, KS 66211, unless otherwise indicated.

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Name, Age, Address	Position(s) Held with Trust and Length of Time Served	Term of Office	Principal Occupation(s) During The Past 5 Years	No. of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

INTERESTED TRUSTEES

(a)Larry D. Armel (63)	Trustee and Chairman; Served since 2001	For lifetime of the Trust or until earlier resignation or removal

Retired/Self-employed (consulting) since January of 2000; and, formerly:  CEO and Director of Jones & Babson, Inc. (mutual fund management company); Chairman, President and Director, each of the Babson Funds (nine mutual funds with ten portfolios), Buffalo Funds (five mutual funds) and UMB Scout Funds (thirteen mutual funds with fourteen portfolios); President, Principal Executive Officer and Director, Investors Mark Series Fund, Inc. (nine mutual funds); and, Director, AFBA Five Star Fund, Inc.(four mutual funds).

				Two	None

(a)Malcolm M. Aslin (57)	Trustee and President; Served since 2001	For lifetime of the Trust or until earlier resignation or removal

CEO & President, Gold Banc Corporation, Inc. (banking and financial services); Chairman and President, Gold Financial Services, Inc. (financial holding company); Chairman, ComputNet Engineering, Inc. (data processing & info tech services); Chairman, Gold Insurance, Inc. (full line insurance agency); Chairman, Gold Investment Advisors, Inc. (investment advisor services); Chairman, Gold Reinsurance Company Ltd.  (reinsurance company); President, Gold Merchant Banc, Inc. (merchant bank); and, formerly Chairman of Western National Bank and Unison Bancorporation.

				Two	Gold Banc Corporation, Inc. (banking and financial services).
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Name, Age, Address	Position(s) Held with Trust and Length of Time Served	Term of Office	Principal Occupation(s) During The Past 5 Years	No. of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

(a)David B. Anderson (58)	Trustee, Chief Investment Officer and Vice President; Served since 2001	For lifetime of the Trust or until earlier resignation or removal

Executive Vice President and Chief Investment Officer, Gold Bank Trust Company; Senior Vice President of Gold Capital Management, Inc.; and, formerly officer in charge of the Trust Investment Division of UMB Bank.

				Two	None
INDEPENDENT TRUSTEES
George R. Adair (84)	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired.	Two	None
Norman L. Cochran (83)	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	Retired.	Two	None
Sue Heckart (65)	Trustee; Served since 2001	For lifetime of the Trust or until earlier resignation or removal	President of Heckart Funeral Homes, Inc.	Two	None
Roland R. Hines (67)	Trustee; Served since 2004	For lifetime of the Trust or until earlier resignation or removal	Retired since 2000; formerly, Vice Chairman and CFO of O’Brien Company.	Two	None

(a)

Each of these Trustees may be deemed to be an “interested person” of the Funds as that term is defined in the 1940 Act.  Mr. Armel is an interested Trustee as a result of a business consulting relationship with Gold Capital Management, Inc. relating to the formation of the Trust.  Messrs. Aslin and Anderson are interested Trustees due to their employment by Gold Banc Corporation, Inc. and Gold Capital Management, Inc., respectively.  Gold Capital Management, Inc. serves as the Funds’ Adviser, Distributor and Manager.

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Name, Age, Address	Position(s) Held with Trust and Length of Time Served	Term of Office	Principal Occupation(s) During The Past 5 Years	No. of Portfolios In Fund Complex Overseen by Trustee	Other Directorships Held by Trustee

OFFICERS
Lee E. Derr (55)	Chief Financial Officer; Served since 2003	NA	Vice President of Gold Banc Corporation, Inc. (banking and financial services) for the past three years; Private financial consultant previous to joining Gold Banc Corporation, Inc.
Stephen R. Oliver (53)	Vice President, COO, Secretary and Chief Compliance Officer; Served since 2001	NA

Senior Vice President, Gold Capital Management, Inc.  (broker/dealer); Senior Vice President, Gold Financial Services, Inc. (financial holding company); President, Gold Insurance, Inc. (full line insurance agency); and President, Gold Reinsurance Company Ltd. (reinsurance company).

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Information about Trustee Ownership of Fund Shares

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Name of Trustee	Dollar Range of Equity Securities in a Fund*	Aggregate Dollar Range of Equity Securities in all Funds Overseen by Trustee in the Family of Investment Companies*

George R. Adair	Equity Fund: $0 Money Market Fund: $50,001 - $100,000	$50,001 - $100,000
David B. Anderson	Equity Fund: Over $100,000 Money Market Fund: $50,001 - $100,000	Over $100,000
Larry D. Armel	Equity Fund: Over $100,000 Money Market Fund: $50,001 - $100,000	Over $100,000
Malcom M. Aslin	Equity Fund: Over $100,000 Money Market Fund: Over $100,000	Over $100,000
Norman Cochran	Equity Fund: $0 Money Market Fund: $10,001 - $50,000	$10,001 - $50,000
Sue Heckart	Equity Fund: $10,001 - $50,000 Money Market Fund: Over $100,000	Over $100,000
Roland R. Hines	Equity Fund: $0 Money Market Fund: Over $100,000	Over $100,000
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* Information regarding ownership is as of December 31, 2004.

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The Trust has an Audit Committee that consists of the following independent Trustees: George R. Adair, Norman L. Cochran, Sue Heckart and Ronald R. Hines.  The Audit Committee assists the Board of Trustees in fulfilling its duties relating to the Trust’s accounting and financial reporting practices, and also serves as a direct line of communication between the Board of Trustees and the independent auditors.

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The specific functions of the Audit Committee include recommending the engagement or retention of the independent auditors, reviewing with the independent auditors the plan and the results of the auditing engagement, approving professional services provided by the independent auditors prior to the performance of such services, considering the range of audit and non-audit fees, reviewing the independence of the independent auditors, reviewing the scope and results of the Trust’s procedures for internal auditing, and reviewing the Trust’s system of internal accounting controls.  The Audit Committee met one time during the last fiscal year ended December 31, 2004.

The Board of Trustees of the Trust also approved a fair valuation committee consisting of the following members: David A. Anderson, Stephen R. Oliver, Wade B. Whitham and William R. Mitchell.  The Fair Valuation Committee routinely determines the value of portfolio securities for which market quotations are readily available pursuant to Pricing and Fair Value Determination Procedures approved by the Board of Trustees of the Trust.  The fair valuation committee did not meet during the last fiscal year ended December 31, 2004.
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Compensation Table+

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Name of Independent Trustee	Aggregate Compensation From Trust for Fiscal Year Ended December 31, 2004	Total Compensation from Trust and Fund Complex Paid to Trustees*

George R. Adair	$2,750	$2,750
Norman L. Cochran	$2,750	$2,750
Sue Heckart	$2,750	$2,750
Thomas A. Knox**	$1,750	$1,750
Roland R. Hines**	$2,500	$2,500

+	The Trust does not offer the Independent Trustees pension or retirement benefits.
*	The Fund Complex consists of the Gold Bank Equity Fund and Gold Bank Money Market Fund. The independent trustees are compensated $125 per meeting per Fund, with a $1,500 retainer per year.
**

Mr. Knox resigned effective March 26, 2004, and therefore, the compensation shown for Mr. Knox is only for the period of January 1, 2004 to March 26, 2004.  Mr. Hines was elected to the Board of Trustees on May 5, 2004, and, therefore, the compensation shown for Mr. Hines is for the period of May 5, 2004 to December 31, 2004.

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INVESTMENT ADVISORY AND OTHER SERVICES

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Gold Capital Management, Inc. serves as the Funds’ manager and investment adviser pursuant to a Management Agreement with the Trust dated December 5, 2001 (the “Management Agreement”).  As manager, Gold Capital provides or obtains at its own cost most of the services required to operate the Funds including transfer agency, fund accounting and fund administration.  Gold Capital also provides investment advisory services and is responsible for managing the assets and making investment decisions for each Fund.  The Adviser has its principal offices at 10975 El Monte, Suite 225, Overland Park, Kansas 66211.  All affiliated persons of the Adviser who are also affiliated persons of the Funds are described in the “Trustees and Officers” section above.

Under the Management Agreement, the Equity Fund and Money Market Fund pay the Adviser a monthly fee computed on average daily net assets of each Fund at the annual rate of 0.75% for the Equity Fund, and 0.50% for the Money Market Fund.  The management and advisory fees are computed and accrued daily and are payable monthly.  During the fiscal years ended December 31, 2004, 2003 and 2002, the Equity Fund paid $70,299, $42,951 and $15,042 and the Money Market Fund paid $321,687, $274,989 and $181,636, respectively, in management and advisory fees, before fee waivers and reimbursements, for
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such services under the Management Agreement.  After fee waivers and reimbursements, as described below, during the fiscal years ended December 31, 2004, 2003 and 2002, the Equity Fund paid $0, $0 and $0 and the Money Market Fund paid $253,877, $140,062 and $144,597, respectively, in management and advisory fees.

The Management Agreement provides for the Funds to pay for all other services and expenses not specifically assumed by the Adviser.  Examples of expenses paid by the Funds include registration fees, custody, printing and distribution of shareholder reports, independent Trustee fees and expenses and fees of outside legal and independent public accounting firms.  In addition, operating expenses not required in the normal operation of the Funds are also payable by the Funds.  These expenses include taxes, interest, governmental charges and fees, including registration of the Funds with the SEC, and the fees payable to various States, brokerage costs, dues and all extraordinary costs including expenses arising out of anticipated or actual litigation or administrative proceedings.  The Adviser has agreed to waive fees and/or make payments to limit Fund expenses in order to limit annual total operating expenses of the Equity Fund and the Money Market Fund to 1.05% and 0.55%, respectively, of the average daily net assets of each Fund until April 30, 2006.  Thereafter, the Adviser may continue or end this arrangement.  To the extent that the Adviser waives fees or pays expenses, it may seek to recoup such waived fees or expense payments if Fund expenses decrease so that fee waivers or payments are no longer necessary to maintain expense limitations.  The Adviser may only recoup amounts it waived and/or paid within three years.  This may be done only if such reimbursement does not exceed the expense cap percentage described above.  The contractual expense limitation arrangement expires annually as of December 31, and can be renewed by the Adviser and the Funds’ Board of Trustees each year.

Gold Capital is a wholly owned subsidiary of Gold Banc Corporation, Inc. (“Gold Banc”), Overland Park, Kansas.  Gold Banc also does business under the name of Gold Bank.  Gold Banc is one of the nation’s premier community banking and financial services companies and owns and operates a network of 37 community banks located throughout Kansas, Missouri, Oklahoma and Florida.  The company, which focuses on a commercial banking and wealth management strategy, also owns and operates a family of financial service providers.  Gold Capital is a leading midwest brokerage and investment management firm.  Its clients include commercial banks, trusts, qualified retirement plans, insurance companies, corporations, government entities, foundations and high net worth individuals.  Gold Capital is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.
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At its meeting on December 1, 2004, the Board of Trustees, including a majority of the Independent Trustees, approved a continuance of each Fund’s Management Agreement.  In reaching this decision, the Board of Trustees evaluated information furnished by the Adviser, including information specifically furnished so that the board could specifically consider such renewal.  Such information included reports on the Adviser’s investment staff, capabilities, resources, along with information about the scope and quality of services provided by the Adviser.  The information furnished to the Board of Trustees also included special reports comparing the Funds’ expenses and with those of other mutual funds deemed comparable to the Funds.  In addition to these materials, the Adviser presented information regarding the Adviser’s willingness to continue to economically subsidize the Funds for an additional year, the financial condition of the Adviser and Gold Banc and any litigations in which Adviser and Gold Banc were involved.

In considering such material, the Independent Trustees received assistance and advice from independent counsel.  Based upon its review of such material and information together with other relevant information, the Board of Trustees, including a majority of Independent Trustees, concluded that approving the renewal of each management agreement was appropriate and in the best interest of Fund shareholders.  In reaching this decision, the Board of Trustees took into account a combination of factors, including: (a) the reasonableness of expenses charged to the Funds, which compare favorably with similar funds, (b) the quality of services to be provided to the Funds and the continued and consistent high quality

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of the investment management and administrative services provided by the Adviser in the past, including the adherence to the Funds’ investment mandates, (c) the lack of turnover of key personnel, (d) the Adviser’s successful efforts to upgrade the back office service provider relationships over recent years, (e) the comparative performance of the Funds compared to similar Funds, (f) the active compliance program of the Adviser, (g) the lack of adverse regulatory issues or shareholder complaints, and (h) the Adviser’s commitment to maintain the overall expense levels of the Funds at competitive levels and offer to continue its contractual agreement to limit the Funds’ overall expenses until April 30, 2006.
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PORTFOLIO MANAGERS
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The Equity Fund is managed by David B. Anderson, Senior Vice President of Gold Capital, and Wade B. Whitham, Vice President of Gold Capital.  Mr. Anderson and Mr. Whitham monitor the economy, markets, market sectors and individual stocks.  They also evaluate individual stocks for buy, sell or hold status.  Mr. Whitham executes buys and sells for the Fund.

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Mr. Anderson manages the following accounts, as of December 31, 2004 (not including the Fund):
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	Number of Other Accounts Managed within Category*	Total Assets in the Accounts Managed within Category*
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	962	$392	Million

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Mr. Whitham manages the following accounts, as of December 31, 2004 (not including the Fund):
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	Number of Other Accounts Managed within Category*	Total Assets in the Accounts Managed within Category*
Registered Investment Companies	0	$0
Other Pooled Investment Vehicles	0	$0
Other Accounts	177	$123	Million

*  Neither portfolio manager is compensated for managing accounts on a performance fee basis.

The accounts, including the Fund, that Mr. Anderson and Mr. Whitham manage have the same investment strategy and same percentage portfolio securities in the accounts.  There are typical conflicts of interest that may arise when managing multiple accounts.  For example, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts.  To deal with these situations, Mr. Anderson and Mr. Whitham allocate investment opportunities across all of their client portfolios on a pro rata basis.  Every account will receive an amount of stock that is proportionate to its portfolio size.  This allocation of investment opportunities is designed to alleviate the potential for conflicts of interest in managing multiple accounts.  In addition, since accounts often purchase or sell the same securities, the prices and transaction costs are allocated fairly among the various clients under brokerage allocation procedures designed to ensure that all accounts are treated fairly.

Both Mr. Anderson and Mr. Whitham receive a salary and participate in retirement and health plans available generally to all employees.

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As of December 31, 2004, Mr. Anderson owns between $100,001-$500,000 of shares of the Fund.  Mr. Whitham does not own shares of the Fund.
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PROXY VOTING POLICIES

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The Funds delegate all proxy voting decisions regarding the Funds’ securities to Gold Capital, the Funds’ investment adviser.  Gold Capital has adopted proxy voting policies and procedures whereby each proxy is voted on a case-by-case basis by a committee comprised of members of its portfolio management team (the “Committee”) according to certain guidelines.

In general, if the Committee believes that a company’s management and board have interests sufficiently aligned with the Funds’ interest, the Committee will vote in favor of proposals recommended by a company’s board.  More specifically, the Committee seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management.  In many cases, this may be best accomplished by having a majority of independent board members.  Although the Committee will examine board member elections on a case-by-case basis, the Committee will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-take over measures (including adoption of a shareholder rights plan), requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights, changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split) and executive compensation and option plans, it is extremely difficult to foresee exactly what would be in the best interests of the Funds in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction.  Accordingly, the Committee will vote on a case-by-case basis on proposals presenting these transactions.

Finally, the Committee has established a procedure to help resolve conflicts of interest between those of the Adviser and a Fund that might arise when voting proxies of the securities held by the Funds.  This procedure provides that the Committee will examine conflicts of interests between Adviser and the Funds of which the Committee is aware and seek to resolve such conflicts in the best interests of the Funds.  Information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at 1-800-481-2591, and (2) on the SEC website at http://www.sec.gov.
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CUSTODIAN

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The Funds’ assets are held for safekeeping by an independent custodian, State Street Bank & Trust Co., Inc, Kansas City, Missouri (“SSB”).  This means SSB, rather than a Fund, has possession of the Fund’s cash and securities.  SSB is not responsible for either Fund’s investment management or administration.  As directed by the Trust’s officers, however, SSB delivers cash to those who have sold securities to a Fund in return for such securities, and to those who have purchased portfolio securities from the Fund, it delivers such securities in return for their cash purchase price.  It also collects income directly from issuers of securities owned by a Fund and holds this for payment to shareholders after deduction of the Fund’s expenses.  The custodian is compensated for its services by the Funds.
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SUB-ADMINISTRATOR AND TRANSFER AGENT

SSB also serves as sub-administrator and transfer agent for the Funds.  The administrator services include regulatory support and fund accounting.  Gold Capital compensates SSB for these services out of the

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advisory fees it receives from the Funds.  Gold Capital compensates SSB for both the sub-administrative services and the fund accounting services provided to the Funds in the annual amount of $100,800 per Fund.
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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees of the Trust approved Mayer Hoffman McCann P.C., 11440 Tomahawk Creek Parkway, Leawood, Kansas 66211, as the independent registered public accounting firm for the fiscal year ending December 31, 2005.  The Trust’s financial statements are audited annually by the independent registered public accounting firm approved by the Trustees each year.  Ernst & Young LLP, One Kansas City Place, 1200 Main Street, Suite 2000, Kansas City, Missouri 64105, served as the Trust’s independent registered public accounting firm for the fiscal year ended December 31, 2004.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Moody’s - Moody’s commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months.  Moody’s has one rating - prime.  Every such prime rating means Moody’s believes that the commercial paper note will be redeemed as agreed.  Within this single rating category are the following classifications:

•	Prime – 1	Highest Quality
•	Prime – 2	Higher Quality
•	Prime – 3	High Quality

The criteria used by Moody’s for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

•	evaluation of the management of the issuer;
•	economic evaluation of the issuer’s industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
•	evaluation of the issuer’s products in relation to competition and customer acceptance;
•	liquidity;
•	amount and quality of long-term debt;
•	trend of earnings over a period of ten years;
•	financial strength of a parent company and relationships which exist with the issuer; and
•	recognition by the management of obligations, which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P - Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days.  Ratings are graded into for categories, ranging from “A” for the highest quality obligations to “D” for the lowest.  The four categories are as follows:

•

“A” Issues assigned this highest rating are regarded as having the greatest capacity for timely payment.  Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

•	“A-1” This designation indicates that the degree of safety regarding timely payment is very strong.

•	“A-2” Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

•

“A-3” Issues carrying this designation have a satisfactory capacity for timely payment.  They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

•	“B” Issues rated “B” are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

•	“C” This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

•	“D” This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

FINANCIAL STATEMENTS

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The Funds’ Financial Statements for the fiscal year ended December 31, 2004, including the Report of the Independent Registered Public Accounting Firm, are included in the Funds’ most recent Annual Report to Shareholders and are incorporated into this SAI by reference.  The Annual Report may be obtained free of charge by calling the Funds at 1-800-481-2591, by writing to the Funds at their address listed on the cover of this SAI, or by visiting the Funds’ website at www.goldbank.com.
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GOLD BANK FUNDS

PART C

OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a) Governing Documents.

          (1) Agreement and Declaration of Trust dated July 23, 2001 is incorporated herein by reference to Exhibit No. EX-99.a.1 of Registrant’s Registration Statement on Form N-1A as filed with the Securities and Exchange Commission (the “SEC”) via EDGAR on August 22, 2001 (File No. 811-10465).

          (2) Certificate of Trust as filed with the State of Delaware on July 23, 2001 is incorporated herein by reference to Exhibit No. EX-99.a.2 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 22, 2001 (File No. 811-10465).

          (3) Amendment to Certificate of Trust as filed with the State of Delaware on December 12, 2001 is incorporated herein by reference to Exhibit No. Ex-99.a.3 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

          (4) Officer’s Certificate evidencing creation of Gold Bank Equity Fund series and Gold Bank Money Market Fund series is incorporated herein by reference to Exhibit No. Ex-99.a.4 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (b) By-Laws.

          By-Laws are incorporated herein by reference to Exhibit No. EX-99.b of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (c) Instruments Defining Rights of Security Holders.

          See Article III,  “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust.

          See also, Article II “Meetings of Shareholders” of the Registrant’s By-laws.

     (d) Investment Advisory Contracts.

          (1) Management Agreement between the Registrant, on behalf of Gold Bank Equity Fund series, and Gold Capital Management, Inc. dated as of December 31, 2001 is incorporated herein by reference to Exhibit No. EX-99.d.1 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

          (2) Management Agreement between the Registrant, on behalf of Money Market Fund series, and Gold Capital Management, Inc. dated as of December 31, 2001 is incorporated herein by reference to Exhibit No. EX-99.d.2 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

          (3) Fee Waiver and Expense Limitation Agreement between this Registrant, on behalf of each of its series, and Gold Capital Management, Inc. dated as of December 5, 2001 is Filed herewith as Exhibit No. EX-99.d.3.

     (e) Underwriting Contracts.

          Distribution Agreement between the Registrant and Gold Capital Management, Inc. dated as of December 31, 2001 is incorporated herein by reference to Exhibit No. EX-99.e of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (f) Bonus or Profit Sharing Contracts.

          Not applicable.

     (g) Custodian Agreements.

          Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit No. EX-99.g of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (h) Other Material Contracts.

          (1) Form of Transfer Agency Agreement between the Registrant and State Street Bank and Trust Company is incorporated herein by reference to Exhibit No. EX-99.h.1 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2004 (File No. 811-10465).

          (2) Form of Sub-Administration Agreement between Gold Capital Management, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit No. EX-99.h.2 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2004 (File No. 811-10465).

          (3) Form of Investment Accounting Agreement between Gold Capital Management, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Exhibit No. Ex-99.h.3 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 29, 2004 (File No. 811-10465).

     (i) Legal Opinion.

          Opinion and Consent of Counsel dated December 12, 2001 is incorporated by reference to Exhibit No. EX-99.i of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (j) Other Opinions.

          (1) Consent of Auditors is filed herewith as Exhibit No. EX-99.j.1.

          (2) Power of Attorney dated December 5, 2001 is incorporated herein by reference to Exhibit No. EX-99.j.2 of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

          (3) Power of Attorney for Roland Hines is filed herewith as Exhibit No. EX-99.j.3.

     (k) Omitted Financial Statements.

          Not applicable.

     (l) Initial Capital Agreements

          Not applicable.

     (m) Rule 12b-1 Plan.

          Rule 12b-1 Distribution and Shareholder Servicing Plan for the Gold Bank Equity Fund is incorporated herein by reference to Exhibit No. EX-99.m of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

     (n) Form of Multiple Class Plan of the Registrant

          Not applicable.

     (p) Code of Ethics.

          The Code of Ethics of the Registrant and Gold Capital Management, Inc. is incorporated herein by reference to Exhibit No. EX-99.p. of the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on December 12, 2001 (File No. 811-10465).

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

          None.

ITEM 25. INDEMNIFICATION.

     Article VII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of: any agent or employee of the Trust; any Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against an liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person’s office.

     Article VII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VII.

     Also, see Article VI of the Registrant’s By-Laws.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER.

     The Registrant’s manager is Gold Capital Management, Inc., a subsidiary of Gold Banc Corporation, Inc. Gold Capital Management, Inc. is a brokerage and investment management firm that manages diversified portfolios including stock, bond and money market accounts.  Clients include commercial banks located primarily in Kansas, Missouri, Oklahoma, Nebraska and Iowa, as well as trusts, pension plans, 401(k) investment plans, insurance companies, commercial businesses, government entities, foundations and high net worth individuals.  The firm is dually registered with the SEC as an investment adviser and broker-dealer, and is a member of the NASD and SIPC.  Gold Capital Management, Inc. also operates retail brokerage centers in several banks belonging to the Gold Bank family.

     For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the manager is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the manager’s Form ADV (File #801-60271) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

ITEM 27. PRINCIPAL UNDERWRITER.

(a)	Gold Capital Management, Inc. does not act as principal underwriter for any other investment companies, but acts as the investment manager, advisor and distributor for the Fund.

(b)	Herewith is the information required by the following table with respect to each director, officer or partner of the only underwriter named in answer to Item 20 of Part B:

Name and Principal Business Address	Position & Offices with Underwriter	Positions & Offices with Registrant

J. Daniel Stepp	Chairman, President and Director	None
10975 El Monte, Suite 225
Overland Park, KS 66211

James M. McLaughlin	Senior Vice President, Director	None
10975 El Monte, Suite 225
Overland Park, KS 66211

David B. Anderson	Senior Vice President, Director	Trustee, Chief Investment Officer, Vice President
10975 El Monte, Suite 225
Overland Park, KS 66211

Stephen Oliver	Senior Vice President	Vice President, CCO, COO
10975 El Monte, Suite 225
Overland Park, KS 66211

Wade Whitham	Vice President	None
10975 El Monte, Suite 225
Overland Park, KS 66211

Pamela R. Kasper	Secretary and Treasurer, Director	None
10975 El Monte, Suite 225
Overland Park, KS 66211

Malcolm M. Aslin	Director	President
10975 El Monte, Suite 225
Overland Park, KS 66211

(c) Not applicable.

ITEM 28. LOCATION OF ACOUNTS AND RECORDS.

     Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of Gold Capital Management, Inc., at 10975 El Monte, Suite 225, Overland Park, KS 66211.

ITEM 29. MANAGEMENT SERVICES.

     There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in response to Item 25, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Overland Park, and the State of Kansas on the 28th day of April, 2005.

GOLD BANK FUNDS

/s/ Larry D. Armel

Larry D. Armel
Chairman and Trustee

               Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature	Title	Date

/s/ Larry D. Armel	Chairman and Trustee	April 28, 2005

Larry D. Armel

/s/ George R. Adair	Trustee	April 28, 2005

George R. Adair*

/s/ David B. Anderson	Vice President, CIO and Trustee	April 28, 2005

David B. Anderson*

/s/ Malcolm M. Aslin	President, CEO and Trustee	April 28, 2005

Malcolm M. Aslin*

/s/ Norman L. Cochran	Trustee	April 28, 2005

Norman L. Cochran*

/s/ Sue Heckart	Trustee	April 28, 2005

Sue Heckart*

/s/ Roland R. Hines	Trustee	April 28, 2005

Roland R. Hines*

/s/ LeRoyce E. Derr. Jr.	Treasurer,	April 28, 2005

LeRoyce E. Derr. Jr.	Principal Financial Officer and
Principal Accounting Officer

* By:	/s/ Larry D. Armel

Larry D. Armel
(Pursuant to Power of Attorney)

EXHIBIT INDEX

EXHIBIT NO.	EXHIBIT

EX-99.d.3	Fee Waiver and Expense Limitation Agreement
EX-99.j.1	Auditor’s Consent
EX-99.j.3	Power of Attorney for Roland Hines